(Vontobel logo)

FOR SHAREHOLDERS OF ONE OR MORE OF THE FOLLOWING FUNDS:

  VONTOBEL U.S. VALUE FUND
  VONTOBEL INTERNATIONAL EQUITY FUND

                                                                 August 28, 2003

Dear Shareholder:

     The enclosed proxy statement describes the plan to reorganize Vontobel U.S. Value Fund and Vontobel International Equity Fund into similar funds that are being created by Janus. As a shareholder, we are requesting your vote on these proposals.

     Under this arrangement, Janus Capital Management LLC will become the investment adviser of the new Funds and assume supervisory responsibility for the Funds' investment activities. Vontobel Asset Management, Inc., as subadviser, will maintain portfolio management responsibility and continue to manage the Funds according to our managers' individual styles and strengths.

     As Vontobel will continue to manage your assets under this arrangement, shareholders will primarily benefit from reduced fund expenses, enhanced servicing options, and by gaining access to Janus' wider variety of investment products and disciplines.

     To realize the full benefit of these proposals, we are asking shareholders to approve a tax-free reorganization of their Fund into a series of a newly created Delaware statutory trust. Once approved, the reorganization involves two basic steps:

     - First, each Vontobel fund will transfer all of its assets and liabilities to the corresponding Janus fund.

     - Simultaneously, the corresponding Janus fund will open an account for you, crediting it with shares that are equivalent in value to your investment in your Vontobel fund at the time of the reorganization.

     YOUR FUND'S BOARD OF DIRECTORS BELIEVES THE PROPOSED REORGANIZATION IS IN THE BEST INTEREST OF SHAREHOLDERS AND HAS UNANIMOUSLY RECOMMENDED THAT SHAREHOLDERS VOTE "FOR" THE REORGANIZATION.

     Please take the time to review the proxy statement and cast your vote. The changes we are requesting are important to the Funds and to you as a shareholder. Should you have any questions, please feel free to call our proxy solicitor at 1-866-321-0780.

                                          Sincerely,

                                          /s/ JOHN PASCO III
                                          John Pasco, III
                                          Chairman, Vontobel Funds

YOUR VOTE IS IMPORTANT. To vote, simply fill out the enclosed proxy card(s) and return it in the postage-paid envelope. Additional voting options are also outlined on the card. If we do not hear from you, our proxy solicitor, Georgeson Shareholder Communications, Inc., may contact you.

                            VONTOBEL U.S. VALUE FUND

                       VONTOBEL INTERNATIONAL EQUITY FUND

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON SEPTEMBER 19, 2003

     TO THE SHAREHOLDERS: Vontobel Funds, Inc., a Maryland corporation ("Vontobel Funds" or the "Company"), will hold a special meeting (the "Special Meeting") of shareholders of Vontobel U.S. Value Fund and Vontobel International Equity Fund (each an "Existing Fund" and collectively, the "Existing Funds") at its offices, 1500 Forest Avenue, Suite 223, Richmond, Virginia 23229, on September 19, 2003 at 10:00 a.m. Eastern time, for the purposes of considering and acting upon a proposal to approve the Agreement and Plan of Reorganization, dated August 26, 2003, which provides for the reorganization of each Existing Fund into a corresponding series of Janus Adviser (the "Trust"), a Delaware statutory trust.

     Shareholders of record of the Existing Funds as of the close of business on August 8, 2003 are entitled to notice of, and to vote at, the Special Meeting or any adjournment.

     The persons named as proxies will vote in their discretion on any other business that may properly come before the Special Meeting or any adjournments or postponements thereof.

     The Shareholders of each Existing Fund will vote separately on the Agreement and Plan of Reorganization. In the event that the necessary quorum to transact business or the vote required for an Existing Fund to approve the Agreement and Plan of Reorganization is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments to permit further solicitation of proxies. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares of the applicable Existing Fund entitled to vote at the Special Meeting and present in person or by proxy at the Special Meeting. The persons named as proxies will vote in favor of such adjournment if they determine that such adjournment and additional solicitation are reasonable and in the interests of shareholders.

     THE BOARD OF DIRECTORS OF THE COMPANY RECOMMENDS THAT SHAREHOLDERS VOTE FOR THE AGREEMENT AND PLAN OF REORGANIZATION.

                                          By Order of the Board of Directors

                                                 /s/ F. BYRON PARKER, JR.
                                          --------------------------------------
                                                   F. Byron Parker, Jr.
                                                        Secretary

August 28, 2003

                                PROXY STATEMENT
                                       OF

                            VONTOBEL U.S. VALUE FUND
                       VONTOBEL INTERNATIONAL EQUITY FUND

                     EACH A SERIES OF VONTOBEL FUNDS, INC.
                         1500 FOREST AVENUE, SUITE 223
                            RICHMOND, VIRGINIA 23229
                                 1-800-527-9500

                PROSPECTUS FOR INVESTOR SHARES, CLASS I SHARES,
                       CLASS A SHARES AND CLASS C SHARES
                                       OF

                        JANUS ADVISER - U.S. VALUE FUND
                   JANUS ADVISER - INTERNATIONAL EQUITY FUND

                         EACH A SERIES OF JANUS ADVISER
                              100 FILLMORE STREET
                          DENVER, COLORADO 80206-4928
                                 1-800-525-3713

     This Prospectus/Proxy Statement is being furnished to shareholders of Vontobel U.S. Value Fund and Vontobel International Equity Fund (each, an "Existing Fund" and collectively the "Existing Funds") in connection with a special meeting (the "Special Meeting") of shareholders to approve an Agreement and Plan of Reorganization with respect to each Existing Fund (the "Plan"). Under the Plan, shareholders of each Existing Fund will receive shares of substantially similar funds that are being created by the Janus organization, called Janus Adviser - U.S. Value Fund and Janus Adviser - International Equity Fund, respectively (each, a "Successor Fund" and collectively, the "Successor Funds"). The shares of the applicable Successor Fund received by each shareholder will be equal in total value to their holdings in the Existing Fund as of the closing date of the reorganization contemplated by the Plan (the "Reorganization"). Janus Capital Management LLC ("Janus") will be the investment adviser of the Successor Funds and Vontobel Asset Management, Inc. ("Vontobel"), the investment adviser of the Existing Funds, will continue to have day-to-day portfolio management responsibility as subadviser of the Successor Funds. Janus, which as of June 30, 2003, sponsored 61 mutual funds with approximately $150 billion in assets under management, is one of the largest mutual fund sponsors in the United States. The Reorganization will offer shareholders continuity in portfolio management while giving them access to Janus' experience and resources in managing and distributing mutual funds.

     After the Reorganization is complete, the Existing Funds will be dissolved. The Reorganization is expected to be effective on or about September 26, 2003.

     This Prospectus/Proxy Statement, which you should read carefully and retain for future reference, sets forth concisely information that you should know about the Existing Funds, the Successor Funds and the Reorganization. Copies of the Prospectus of the Existing Funds, dated May 1, 2003, as revised July 28, 2003, the preliminary Prospectus of the Successor Funds and the Existing Funds' most recent Annual Report to Shareholders have been included in the envelope with this Prospectus/Proxy Statement and are incorporated by reference.

     A Statement of Additional Information, dated August 28, 2003 relating to the Reorganization has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon request and without charge by calling Janus at 1-800-525-3713 or by contacting your financial intermediary.

     Additional information relating to the Existing Funds and Vontobel Funds, Inc. ("Vontobel Funds") is contained in the Statement of Additional Information of Vontobel Funds, dated May 1, 2003 and additional information relating to the Successor Funds and Janus Adviser (the "Trust") is contained in the Trust's preliminary Statement of Additional Information. Each of these documents has been filed with the SEC. You can obtain a free copy of these documents by calling Janus at 1-800-525-3713 or by contacting your financial intermediary.

     The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information of Vontobel Funds, dated May 1, 2003, and the Trust's preliminary Statement of Additional Information together with other information regarding the Existing Funds and the Successor Funds.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The date of this Prospectus/Proxy Statement is August 28, 2003.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
SYNOPSIS....................................................    1
  The Reorganization........................................    1
  Investment Objectives and Policies........................    2
  Fees and Expenses.........................................    3
  Distribution and Purchase Procedures, Exchange Rights and
     Redemption Procedures..................................   16
  Distribution and Shareholder Servicing Plans for the
     Successor Funds........................................   18
  Principal Risk Factors....................................   19
THE REORGANIZATION..........................................   21
  The Plan..................................................   21
  Reasons for the Reorganization............................   22
  Federal Income Tax Consequences...........................   22
COMPARATIVE INFORMATION ABOUT THE EXISTING AND SUCCESSOR
  FUNDS.....................................................   24
  Comparative Information on Shareholder Rights.............   24
  Comparative Information on Investment Restrictions........   26
  Capitalization............................................   30
  Comparison of Investment Advisory Arrangements............   31
MANAGEMENT OF THE TRUST.....................................   36
VOTING MATTERS..............................................   41
  General Information.......................................   41
  Voting Rights and Required Vote...........................   42
  Shareholder Proposals.....................................   43
  Share Ownership...........................................   43
AVAILABLE INFORMATION.......................................   44

                                PROXY STATEMENT
                                       OF

                            VONTOBEL U.S. VALUE FUND
                       VONTOBEL INTERNATIONAL EQUITY FUND

                     EACH A SERIES OF VONTOBEL FUNDS, INC.
                         1500 FOREST AVENUE, SUITE 223
                            RICHMOND, VIRGINIA 23229
                                 1-800-527-9500

                 PROSPECTUS FOR INVESTOR SHARES, CLASS I SHARES
                       CLASS A SHARES AND CLASS C SHARES
                                       OF

                        JANUS ADVISER - U.S. VALUE FUND
                   JANUS ADVISER - INTERNATIONAL EQUITY FUND

                         EACH A SERIES OF JANUS ADVISER
                              100 FILLMORE STREET
                          DENVER, COLORADO 80206-4928
                                 1-800-525-3713

                                    SYNOPSIS

THE REORGANIZATION

     At a meeting held on August 12, 2003, the Board of Directors of Vontobel Funds unanimously approved the Plan and concluded that the Reorganization is in the best interests of the shareholders of the Existing Funds.

     Under the Plan, each Existing Fund will transfer all of its assets to the applicable Successor Fund in exchange for shares of the Successor Fund and the Successor Fund's assumption of all known liabilities of the Existing Fund. Each Existing Fund will then distribute these shares of the corresponding Successor Fund to its shareholders in exchange for their shares of the Existing Fund. Each shareholder of each Existing Fund will receive full and fractional shares of the corresponding Successor Fund equal in value to the total value of his or her shares of the Existing Fund as of the closing date of the Reorganization, which is expected to be September 26, 2003. Existing Vontobel Class A shareholders who purchased their shares directly from Vontobel Funds with or without a sales charge will receive Investor Class Shares of the corresponding Successor Fund, existing Vontobel Class A shareholders who purchased their shares through a financial intermediary without a sales charge will receive Class I Shares of the corresponding Successor Fund, existing Vontobel Class A shareholders who purchased their shares through a financial intermediary with a sales charge will receive Class A Shares of the corresponding Successor Fund, and existing Vontobel U.S. Value Fund Class C shareholders will receive Class C Shares of Janus Adviser - U.S. Value Fund. The Plan provides that Janus will bear all costs and expenses of the Reorganization, including the costs and expenses incurred in the preparation and mailing of this Prospectus/Proxy Statement.

     The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. Among the significant conditions (which may not be waived) is the receipt by each fund of an opinion of counsel to the effect that the Reorganization will be treated as a tax-free transaction to the Existing Funds and their shareholders.

     This description of the Reorganization is qualified by reference to the full text of the Plan, which is attached as Appendix A.

INVESTMENT OBJECTIVES AND POLICIES

  VONTOBEL U.S. VALUE FUND AND JANUS ADVISER - U.S. VALUE FUND

     The investment objective of both Janus Adviser - U.S. Value Fund and Vontobel U.S. Value Fund is long-term capital appreciation. Both funds have substantially similar investment policies, strategies and restrictions.

     Both funds seek to achieve their investment objective by investing in a non-diversified portfolio consisting primarily of equity securities. Janus Adviser - U.S. Value Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in U.S. equity securities. For purposes of this policy, "U.S. equity securities" are those that are traded on U.S. exchanges or quoted on an established U.S. over-the-counter market. This policy may be changed upon 60 days' advance notice to shareholders of the fund. Vontobel U.S. Value Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of companies that are traded on U.S. exchanges. Equity securities consist of common stocks and securities convertible into common stocks, such as warrants, rights, convertible bonds, debentures or convertible preferred stock. Each fund may also invest in debt securities and cash equivalents, such as overnight repurchase agreements and short-term U.S. Government securities. Debt securities include obligations of governments, instrumentalities and corporations. The Successor Fund may also engage in short sales, although the Successor Fund does not intend to engage in such transactions.

  VONTOBEL INTERNATIONAL EQUITY FUND AND JANUS ADVISER - INTERNATIONAL EQUITY
  FUND

     The investment objective of Janus Adviser - International Equity Fund is to seek long-term capital appreciation. The investment objective of Vontobel International Equity Fund is to seek capital appreciation. Both funds have substantially similar investment policies, strategies and restrictions.

     Both funds seek to achieve their investment objective by investing in a diversified portfolio consisting primarily of equity securities. Under normal circumstances, each fund will invest at least 80% of its net assets in equity securities of issuers that are located outside of the United States, or that derive a significant portion of their business or profits outside of the United States. This policy may be changed upon 60 days' advance written notice to shareholders of Janus Adviser - International Equity Fund. Each fund intends to diversify its investments among countries. Each fund will generally invest most of its assets in equity securities of countries that are generally considered to have developed markets, such as, but not limited to, the United Kingdom, the eleven euro-zone countries (France, Germany, Italy, Spain, Portugal, Finland, Ireland, Belgium, the Netherlands, Luxembourg and Austria), Switzerland, Norway, Japan, Hong Kong, Australia, and Singapore. The portfolio manager of each fund will decide when and how much to invest in each of these markets. Each fund may also invest in equity securities issued by companies in "developing countries" or "emerging markets," such as, but not limited to, Taiwan, Malaysia, Indonesia, and Brazil, that are included in Morgan Stanley Capital International's Emerging Markets Free Index.

     The funds will primarily hold securities listed on a securities exchange or quoted on an established over-the-counter market. Each fund may make limited investments in "thinly traded" securities. The securities each fund purchases may not always be purchased on the principal market for the issuer's securities. For example, Depositary Receipts may be purchased if trading conditions make them more attractive than the underlying security. The funds intend only to invest in sponsored Depositary Receipts.

     In addition to common stocks and securities that are convertible into common stocks, each fund may invest in shares of closed-end investment companies that invest in securities that are consistent with each fund's objective and strategies. By investing in other investment companies, each fund indirectly pays a portion of the expenses, including management and advisory fees, and brokerage costs of those companies as well as its own similar expenses. Also, federal securities laws impose limits on such investments, which may affect the ability of a fund to purchase those investments.

     Each fund has the authority to enter into forward contracts to purchase or sell foreign currencies, purchase and write covered call options on foreign currencies and enter into contracts for the purchase or sale for future delivery of foreign currencies. Each fund will segregate cash and liquid assets in an amount sufficient to cover its obligations under such contracts and options.

     The Successor Fund may also engage in short sales, although the Successor Fund does not intend to engage in such transactions.

FEES AND EXPENSES

  VONTOBEL U.S. VALUE FUND AND JANUS ADVISER - U.S. VALUE FUND

     The following tables disclose the fees and expenses that you may pay if you buy and hold shares of either fund. The information shown below with respect to Janus Adviser - U.S. Value Fund is based upon annualized gross expenses the fund expects to incur during its initial fiscal year. All expenses are shown without the effect of expense offset arrangements or custodial fee credits. THE FUNDS WILL NOT PAY ANY FEES IN CONNECTION WITH THE REORGANIZATION.

               JANUS ADVISER - U.S. VALUE FUND INVESTOR SHARES -
                    VONTOBEL U.S. VALUE FUND CLASS A SHARES
 (PURCHASED DIRECTLY FROM VONTOBEL FUNDS AND SOLD WITH OR WITHOUT SALES CHARGE)

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                         PRO FORMA -
                                                   JANUS ADVISER -      VONTOBEL       JANUS ADVISER -
                                                   U.S. VALUE FUND   U.S. VALUE FUND   U.S. VALUE FUND
                                                   INVESTOR SHARES   CLASS A SHARES    INVESTOR SHARES
                                                   ---------------   ---------------   ---------------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)............       None              5.75%(1)          None
Maximum deferred sales charge (load) (as a
  percentage of the lower of original purchase
  price or redemption proceeds)..................       None              2.00%(2)          None
Maximum sales charge (load) imposed on reinvested
  dividends and distributions....................       None               None             None
Redemption fees..................................       None(3)            None(4)          None(3)
Exchange fees....................................       None               None(5)          None

                         ANNUAL FUND OPERATING EXPENSES

     The following comparative fee table shows the annual fund operating expenses (as a percentage of net assets) for the Existing Fund as of December 31, 2002 and the annual fund operating expenses for the Successor Fund.

                                                                           TOTAL ANNUAL             TOTAL ANNUAL
                                                                               FUND                     FUND
                                                                            OPERATING                OPERATING
                                                 DISTRIBUTION                EXPENSES                 EXPENSES
                                    MANAGEMENT     (12B-1)       OTHER       WITHOUT      EXPENSE      NET OF
FUND                                   FEE         FEES(6)      EXPENSES     WAIVERS      WAIVERS     WAIVERS
----                                ----------   ------------   --------   ------------   -------   ------------
Vontobel U.S. Value Fund Class A
  Shares..........................     0.98%         None         0.76%        1.74%       None         1.74%
Janus Adviser - U.S. Value Fund
  Investor Shares.................     0.96%         0.25%        0.63%(7)     1.84%(8)    0.59%        1.25%(8)
Pro Forma - Janus Adviser - U.S.
  Value Fund Investor Shares......     0.96%         0.25%        0.63%(7)     1.84%(8)    0.59%        1.25%(8)

---------------

(1) Reduced rates apply to purchases of Existing Fund Class A Shares over $50,000, and the sales charge is waived for certain classes of investors.

(2) Investors who purchased the Existing Fund's Class A Shares without a front-end sales charge are subject to a 2.00% contingent deferred sales charge if they redeem their shares within 360 days of purchase.

(3) Shareholders of the Successor Fund electing to redeem shares by wire transfer will be charged $8 for each such request.

(4) Shareholders of the Existing Fund who redeem shares by telephone will be subject to a $10 redemption fee.

(5) Shareholders of the Existing Fund who exchange shares by telephone may be charged a $10 fee for such exchange.

(6) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

(7) Since the Successor Fund had not commenced operations on August 28, 2003, Other Expenses are based on the estimated expenses that the Fund expects to occur in its initial fiscal year. Included in Other Expenses is an administrative services fee of 0.10% of the average daily net assets of Investor Shares of the Successor Fund to compensate Janus Services LLC ("Janus Services"), the Successor Fund's transfer agent, for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.

(8) Janus has contractually agreed to waive the Successor Fund's total operating expenses (excluding the administrative services fee and distribution and shareholder servicing fee, brokerage commissions, interest, taxes and extraordinary expenses) to the levels indicated until at least September 30, 2005. Expense information has been restated to reflect estimated fees.

  EXAMPLE

     To illustrate the effect of operating expenses, assume that each fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:

FUND                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                 ------   -------   -------   --------
Vontobel U.S. Value Fund Class A Shares(1).........   $742    $1,091    $1,464     $2,509
Janus Adviser - U.S. Value Fund Investor Shares....   $187    $  579    $  995     $2,159
Pro Forma - Janus Adviser - U.S. Value Fund
  Investor Shares..................................   $187    $  579    $  995     $2,159

---------------

(1) With respect to Vontobel U.S. Value Fund Class A Shares, the above example assumes the payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of fund shares that an investor purchases. Accordingly, your actual expenses may vary.

     The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN AND MAY CHANGE.

                JANUS ADVISER - U.S. VALUE FUND CLASS I SHARES -
                    VONTOBEL U.S. VALUE FUND CLASS A SHARES
 (PURCHASED THROUGH A FINANCIAL INTERMEDIARY AND SOLD WITHOUT SALES CHARGE)(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                         PRO FORMA -
                                                   JANUS ADVISER -      VONTOBEL       JANUS ADVISER -
                                                   U.S. VALUE FUND   U.S. VALUE FUND   U.S. VALUE FUND
                                                   CLASS I SHARES    CLASS A SHARES    CLASS I SHARES
                                                   ---------------   ---------------   ---------------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)............       None               None             None
Maximum deferred sales charge (load) (as a
  percentage of the lower of original purchase
  price or redemption proceeds)..................       None              2.00%(2)          None
Maximum sales charge (load) imposed on reinvested
  dividends and distributions....................       None               None             None
Redemption fees..................................       None(3)            None(4)          None(3)
Exchange fees....................................       None               None(5)          None

                         ANNUAL FUND OPERATING EXPENSES

     The following comparative fee table shows the annual fund operating expenses (as a percentage of net assets) for the Existing Fund as of December 31, 2002 and the annual fund operating expenses for the Successor Fund.

                                                                            TOTAL ANNUAL             TOTAL ANNUAL
                                                                                FUND                     FUND
                                                                             OPERATING                OPERATING
                                                  DISTRIBUTION                EXPENSES                 EXPENSES
                                     MANAGEMENT     (12B-1)       OTHER       WITHOUT      EXPENSE      NET OF
FUND                                    FEE         FEES(6)      EXPENSES     WAIVERS      WAIVERS     WAIVERS
----                                 ----------   ------------   --------   ------------   -------   ------------
Vontobel U.S. Value Fund Class A
  Shares...........................    0.98%          None        0.76%        1.74%        None        1.74%
Janus Adviser - U.S. Value Fund
  Class I Shares...................    0.96%          0.25%       0.78%(7)     1.99%(8)     0.59%       1.40%(8)
Pro Forma - Janus Adviser - U.S.
  Value Fund Class I Shares........    0.96%          0.25%       0.78%(7)     1.99%(8)     0.59%       1.40%(8)

---------------

(1) If you purchase through a financial intermediary, that financial intermediary may charge you a separate or additional fee for purchases and sales of shares.

(2) Investors who purchased the Existing Fund's Class A Shares without a front-end sales charge are subject to a 2.00% contingent deferred sales charge if they redeem their shares within 360 days of purchase.

(3) Shareholders of the Successor Fund electing to redeem shares by wire transfer will be charged $8 for each such request.

(4) Shareholders of the Existing Fund who redeem shares by telephone will be subject to a $10 redemption fee.

(5) Shareholders of the Existing Fund who exchange shares by telephone may be charged a $10 fee for such exchange.

(6) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

(7) Since the Successor Fund had not commenced operations on August 28, 2003, Other Expenses are based on the estimated expenses that the Fund expects to occur in its initial fiscal year. Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class I Shares of the

Successor Fund to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.

(8)Janus has contractually agreed to waive the Successor Fund's total operating expenses (excluding the administrative services fee and distribution and shareholder servicing fee, brokerage commissions, interest, taxes and extraordinary expenses) to the levels indicated until at least September 30, 2005. Expense information has been restated to reflect estimated fees.

 EXAMPLE

     To illustrate the effect of operating expenses, assume that each fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:

FUND                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                 ------   -------   -------   --------
Vontobel U.S. Value Fund Class A Shares(1).........   $742    $1,091    $1,464     $2,509
Janus Adviser - U.S. Value Fund Class I Shares.....   $202    $  624    $1,073     $2,317
Pro Forma - Janus Adviser - U.S. Value Fund Class I
  Shares...........................................   $202    $  624    $1,073     $2,317

---------------

(1)With respect to Vontobel U.S. Value Fund Class A Shares, the above example assumes the payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of fund shares that an investor purchases. Accordingly, your actual expenses may vary.

     The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN AND MAY CHANGE.

                JANUS ADVISER - U.S. VALUE FUND CLASS A SHARES -
                    VONTOBEL U.S. VALUE FUND CLASS A SHARES
   (PURCHASED THROUGH A FINANCIAL INTERMEDIARY AND SOLD WITH SALES CHARGE)(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                         PRO FORMA -
                                                  JANUS ADVISER -       VONTOBEL       JANUS ADVISER -
                                                  U.S. VALUE FUND    U.S. VALUE FUND   U.S. VALUE FUND
                                                  CLASS A SHARES     CLASS A SHARES     CLASS A SHARES
                                                 -----------------   ---------------   ----------------
Maximum sales charge (load) imposed on
  purchases (as a percentage of offering
  price).......................................        5.75%(2)           5.75%(3)          5.75%(2)
Maximum deferred sales charge (load) (as a
  percentage of the lower of original purchase
  price or redemption proceeds)................         None               None              None
Maximum sales charge (load) imposed on
  reinvested dividends and distributions.......         None               None              None
Redemption fees................................         None(4)            None(5)           None(4)
Exchange fees..................................         None               None(6)           None

                         ANNUAL FUND OPERATING EXPENSES

     The following comparative fee table shows the annual fund operating expenses (as a percentage of net assets) for the Existing Fund as of December 31, 2002 and the annual fund operating expenses for the Successor Fund.

                                                                    TOTAL ANNUAL             TOTAL ANNUAL
                                                                        FUND                     FUND
                                                                     OPERATING                OPERATING
                                          DISTRIBUTION                EXPENSES                 EXPENSES
                             MANAGEMENT     (12B-1)       OTHER       WITHOUT      EXPENSE      NET OF
FUND                            FEE         FEES(7)      EXPENSES     WAIVERS      WAIVERS     WAIVERS
----                         ----------   ------------   --------   ------------   -------   ------------
Vontobel U.S. Value Fund
  Class A Shares...........     0.98%         None         0.76%        1.74%       None         1.74%
Janus Adviser - U.S. Value
  Fund Class A Shares......     0.96%         0.25%        0.53%(8)     1.74%(9)    0.59%        1.15%(9)
Pro Forma - Janus Adviser -
  U.S. Value Fund Class A
  Shares...................     0.96%         0.25%        0.53%(8)     1.74%(9)    0.59%        1.15%(9)

---------------

(1) If you purchase through a financial intermediary, that financial intermediary may charge you a separate or additional fee for purchases and sales of shares.

(2) Sales charges may be waived for certain investors.

(3) Reduced rates apply to purchases of Existing Fund Class A Shares over $50,000, and the sales charge is waived for certain classes of investors.

(4) Shareholders of the Successor Fund electing to redeem shares by wire transfer will be charged $8 for each such request.

(5) Shareholders of the Existing Fund who redeem shares by telephone will be subject to a $10 redemption fee.

(6) Shareholders of the Existing Fund who exchange shares by telephone may be charged a $10 fee for such exchange.

(7) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

(8) Since the Successor Fund had not commenced operations on August 28, 2003, Other Expenses are based on the estimated expenses that the Fund expects to occur in its initial fiscal year.

(9) Janus has contractually agreed to waive the Successor Fund's total operating expenses (excluding the distribution and shareholder servicing fee, brokerage commissions, interest, taxes and extraordinary expenses) to the levels indicated until at least September 30, 2005. Expense information has been restated to reflect estimated fees.

  EXAMPLE

     To illustrate the effect of operating expenses, assume that each fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:

FUND                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                 ------   -------   -------   --------
Vontobel U.S. Value Fund Class A Shares(1).........   $742    $1,091    $1,464     $2,509
Janus Adviser - U.S. Value Fund Class A
  Shares(1)........................................   $742    $1,091    $1,464     $2,509
Pro Forma - Janus Adviser - U.S. Value Fund Class A
  Shares(1)........................................   $742    $1,091    $1,464     $2,509

---------------

(1) With respect to Vontobel U.S. Value Fund Class A Shares and Janus
    Adviser - U.S. Value Fund Class A Shares, the above example assumes the payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of fund shares that an investor purchases. Accordingly, your actual expenses may vary.

     The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN AND MAY CHANGE.

                JANUS ADVISER - U.S. VALUE FUND CLASS C SHARES -
                   VONTOBEL U.S. VALUE FUND CLASS C SHARES(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                         PRO FORMA -
                                                   JANUS ADVISER -      VONTOBEL       JANUS ADVISER -
                                                   U.S. VALUE FUND   U.S. VALUE FUND   U.S. VALUE FUND
                                                   CLASS C SHARES    CLASS C SHARES    CLASS C SHARES
                                                   ---------------   ---------------   ---------------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)............       1.00%(2)           None             1.00%(2)
Maximum deferred sales charge (load) (as a
  percentage of the lower of original purchase
  price or redemption proceeds)..................       1.00%(3)          2.00%(4)          1.00%(3)
Maximum sales charge (load) imposed on reinvested
  dividends and distributions....................        None              None              None
Redemption fees..................................        None(5)           None(6)           None(5)
Exchange fees....................................        None              None(7)           None

                         ANNUAL FUND OPERATING EXPENSES

     The following comparative fee table shows the annual fund operating expenses (as a percentage of net assets) for the Existing Fund as of December 31, 2002 and the annual fund operating expenses for the Successor Fund.

                                                                      TOTAL ANNUAL             TOTAL ANNUAL
                                                                          FUND                     FUND
                                                                       OPERATING                OPERATING
                                            DISTRIBUTION                EXPENSES                 EXPENSES
                               MANAGEMENT     (12B-1)       OTHER       WITHOUT      EXPENSE      NET OF
FUND                              FEE         FEES(8)      EXPENSES     WAIVERS      WAIVERS     WAIVERS
----                           ----------   ------------   --------   ------------   -------   ------------
Vontobel U.S. Value Fund
  Class C Shares(9)..........     0.98%        1.00%(10)    0.76%        2.74%        None         2.74%
Janus Adviser - U.S. Value
  Fund Class C Shares........     0.96%        1.00%(11)    0.53%(12)    2.49%(13)    0.59%        1.90%(13)
Pro Forma - Janus
  Adviser - U.S. Value Fund
  Class C Shares.............     0.96%        1.00%(11)    0.53%(12)    2.49%(13)    0.59%        1.90%(13)

---------------

 (1) If you purchase through a financial intermediary, that financial intermediary may charge you a separate or additional fee for purchases and sales of shares.

 (2) Sales charges may be waived for certain investors.

 (3) A contingent deferred sales charge of 1.00% applies on Successor Fund Class C Shares redeemed within 12 months of purchase.

 (4) A deferred sales charge of 2.00% is imposed on the proceeds of Existing Fund Class C Shares redeemed within 2 years of purchase. The charge is a percentage of the net asset value at the time of purchase.

 (5) Shareholders of the Successor Fund electing to redeem shares by wire transfer will be charged $8 for each such request.

 (6) Shareholders of the Existing Fund who redeem shares by telephone will be subject to a $10 redemption fee.

 (7) Shareholders of the Existing Fund who exchange shares by telephone may be charged a $10 fee for such exchange.

 (8) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

 (9) Class C Shares of the Existing Fund have not been outstanding for a full fiscal year; therefore annual expenses are estimated.

(10) The Existing Fund has approved separate Plans of Distribution for the Existing Fund's Class C Shares pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act"), providing for the payment of distribution and service fees to the distributor of the Existing Fund. Class C Shares of the Existing Fund pay a maximum distribution and service fee of 1.00% of average daily net assets. Of this amount, 0.75% represents distribution 12b-1 fees payable under the Existing Fund's Class C Rule 12b-1 Plan and 0.25% represents shareholder servicing fees.

(11) Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act, Class C Shares of the Successor Fund may pay the distributor of the Successor Fund a fee at an annual rate of up to 1.00% of the average daily net assets of Class C Shares of the Successor Fund. Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services.

(12) Since the Successor Fund had not commenced operations on August 28, 2003, Other Expenses are based on the estimated expenses that the Fund expects to occur in its initial fiscal year.

(13) Janus has contractually agreed to waive the Successor Fund's total operating expenses (excluding the distribution and shareholder servicing fee, brokerage commissions, interest, taxes and extraordinary expenses) to the levels indicated until at least September 30, 2005. Expense information has been restated to reflect estimated fees.

  EXAMPLE

     To illustrate the effect of operating expenses, assume that each fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:

FUND                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                 ------   -------   -------   --------
Vontobel U.S. Value Fund Class C Shares............   $477     $850     $1,450     $3,070
Janus Adviser - U.S. Value Fund Class C
  Shares(1)........................................   $450     $868     $1,412     $2,898
Pro forma - Janus Adviser - U.S. Value Fund Class C
  Shares(1)........................................   $450     $868     $1,412     $2,898

---------------

(1) With respect to Janus Adviser - U.S. Value Fund Class C Shares, the above example assumes the payment of the maximum initial sales charge of 1.00% at the time of purchase. The sales charge may be waived for certain investors, which would reduce the expenses for those investors.

     The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN AND MAY CHANGE.

  VONTOBEL INTERNATIONAL EQUITY FUND AND JANUS ADVISER - INTERNATIONAL EQUITY
  FUND

     The following tables disclose the fees and expenses that you may pay if you buy and hold shares of either fund. The information shown below with respect to Janus Adviser - International Equity Fund is based upon annualized gross expenses the fund expects to incur during its initial fiscal year. All expenses are shown without the effect of expense offset arrangements or custodial fee credits. THE FUNDS WILL NOT PAY ANY FEES IN CONNECTION WITH THE REORGANIZATION.

          JANUS ADVISER - INTERNATIONAL EQUITY FUND INVESTOR SHARES -
               VONTOBEL INTERNATIONAL EQUITY FUND CLASS A SHARES
 (PURCHASED DIRECTLY FROM VONTOBEL FUNDS AND SOLD WITH OR WITHOUT SALES CHARGE)

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                           PRO FORMA -
                                                      JANUS ADVISER -      VONTOBEL      JANUS ADVISER -
                                                       INTERNATIONAL    INTERNATIONAL     INTERNATIONAL
                                                        EQUITY FUND      EQUITY FUND       EQUITY FUND
                                                      INVESTOR SHARES   CLASS A SHARES   INVESTOR SHARES
                                                      ---------------   --------------   ---------------
Maximum sales charge (load) imposed on purchases (as
  a percentage of offering price)...................        None            5.75%(1)           None
Maximum deferred sales charge (load) (as a
  percentage of the lower of original purchase price
  or redemption proceeds)...........................        None            2.00%(2)           None
Maximum sales charge (load) imposed on reinvested
  dividends and distributions.......................        None             None              None
Redemption fees.....................................       1.00%(3)(4)       None(5)          1.00%(3)(4)
Exchange fees.......................................        None(6)          None(7)           None(6)

                         ANNUAL FUND OPERATING EXPENSES

     The following comparative fee table shows the annual fund operating expenses (as a percentage of net assets) for the Existing Fund as of December 31, 2002 and the annual fund operating expenses for the Successor Fund.

                                                                       TOTAL ANNUAL               TOTAL ANNUAL
                                                                           FUND                       FUND
                                                                        OPERATING                  OPERATING
                                             DISTRIBUTION                EXPENSES                   EXPENSES
                                MANAGEMENT     (12B-1)       OTHER       WITHOUT        EXPENSE      NET OF
FUND                               FEE         FEES(8)      EXPENSES     WAIVERS        WAIVERS     WAIVERS
----                            ----------   ------------   --------   ------------     -------   ------------
Vontobel International Equity
  Fund Class A Shares.........    1.00%          None         1.44%       2.44%           None       2.44%
Janus Adviser - International
  Equity Fund Investor
  Shares......................    0.99%         0.25%         1.35%(9)    2.59%(10)      1.24%       1.35%(10)
Pro Forma - Janus Adviser -
  International Equity Fund
  Investor Shares.............    0.99%         0.25%         1.35%(9)    2.59%(10)      1.24%       1.35%(10)

---------------

 (1) Reduced rates apply to purchases of Existing Fund Class A Shares over $50,000, and the sales charge is waived for certain classes of investors.

 (2) Investors who purchased the Existing Fund's Class A Shares without a front-end sales charge are subject to a 2.00% contingent deferred sales charge if they redeem their shares within 360 days of purchase.

 (3) Investor Shares that are held for three months or less are subject to a redemption fee of 1.00% of the amount redeemed. The redemption fee may be waived in certain circumstances. For shares of the Successor Fund held through certain intermediaries, the redemption fee will be charged in generally the same manner as for shares held directly with the Successor Fund. However, the intermediaries' methods for tracking and calculating the fee may differ in some respect from the Successor Funds'.

 (4) Shareholders of the Successor Fund electing to redeem shares by wire transfer will be charged $8 for each such request.

 (5) Shareholders of the Existing Fund who redeem shares by telephone will be subject to a $10 redemption fee.

 (6) An exchange of Successor Fund Investor Shares held for 3 months or less may be subject to the 1.00% redemption fee.

 (7) Shareholders of the Existing Fund who exchange shares by telephone may be charged a $10 fee for such exchange.

 (8) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

 (9) Since the Successor Fund had not commenced operations on August 28, 2003, Other Expenses are based on the estimated expenses that the Fund expects to occur in its initial fiscal year. Included in Other Expenses is an administrative services fee of 0.10% of the average daily net assets of Investor Shares of the Successor Fund to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.

(10) Janus has contractually agreed to waive each Successor Fund's total operating expenses (excluding the administrative services fee and distribution and shareholder servicing fee, brokerage commissions, interest, taxes and extraordinary expenses) to the levels indicated until at least September 30, 2005. Expense information has been restated to reflect estimated fees.

  EXAMPLE

     To illustrate the effect of operating expenses, assume that each fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:

FUND                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                 ------   -------   -------   --------
Vontobel International Equity Fund Class A Shares
  (1)..............................................   $808    $1,292    $1,801     $3,192
Janus Adviser - International Equity Fund Investor
  Shares...........................................   $262    $  805    $1,375     $2,925
Pro Forma - Janus Adviser - International Equity
  Fund Investor Shares.............................   $262    $  805    $1,375     $2,925

---------------

(1) With respect to Vontobel International Equity Fund Class A Shares, the above example assumes the payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of fund shares that an investor purchases. Accordingly, your actual expenses may vary.

     The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN AND MAY CHANGE.

           JANUS ADVISER - INTERNATIONAL EQUITY FUND CLASS I SHARES -
               VONTOBEL INTERNATIONAL EQUITY FUND CLASS A SHARES
 (PURCHASED THROUGH A FINANCIAL INTERMEDIARY AND SOLD WITHOUT SALES CHARGE)(1)

SHAREHOLDER FEES (fees paid directly from your investment)

                                                                                          PRO FORMA -
                                                           JANUS                             JANUS
                                                         ADVISER -         VONTOBEL        ADVISER -
                                                       INTERNATIONAL    INTERNATIONAL    INTERNATIONAL
                                                        EQUITY FUND      EQUITY FUND      EQUITY FUND
                                                       CLASS I SHARES   CLASS A SHARES   CLASS I SHARES
                                                       --------------   --------------   --------------
Maximum sales charge (load) imposed on purchases (as
  a percentage of offering price)....................       None             None             None
Maximum deferred sales charge (load) (as a percentage
  of the lower of original purchase price or
  redemption proceeds)...............................       None            2.00%(2)          None
Maximum sales charge (load) imposed on reinvested
  dividends and distributions........................       None             None             None
Redemption fees......................................      1.00%(3)(4)       None(5)         1.00%(3)(4)
Exchange fees........................................       None(6)          None(7)          None(6)

                         ANNUAL FUND OPERATING EXPENSES

     The following comparative fee table shows the annual fund operating expenses (as a percentage of net assets) for the Existing Fund as of December 31, 2002 and the annual fund operating expenses for the Successor Fund.

                                                                                 TOTAL ANNUAL             TOTAL ANNUAL
                                                                                     FUND                     FUND
                                                                                  OPERATING                OPERATING
                                                       DISTRIBUTION                EXPENSES                 EXPENSES
                                          MANAGEMENT     (12B-1)       OTHER       WITHOUT      EXPENSE      NET OF
FUND                                         FEE         FEES(8)      EXPENSES     WAIVERS      WAIVERS     WAIVERS
----                                      ----------   ------------   --------   ------------   -------   ------------
Vontobel International Equity Fund Class
  A Shares..............................     1.00%         None         1.44%        2.44%       None         2.44%
Janus Adviser - International Equity
  Fund Class I Shares...................     0.99%         0.25%        1.50%(9)     2.74%(10)   1.24%        1.50%(10)
Pro Forma- Janus Adviser - International
  Equity Fund Class I Shares............     0.99%         0.25%        1.50%(9)     2.74%(10)   1.24%        1.50%(10)

---------------

 (1) If you purchase through a financial intermediary, that financial intermediary may charge you a separate or additional fee for purchases and sales of shares.

 (2) Investors who purchased the Existing Fund's Class A Shares without a front-end sales charge are subject to a 2.00% contingent deferred sales charge if they redeem their shares within 360 days of purchase.

 (3) Class I Shares that are held for three months or less are subject to a redemption fee of 1.00% of the amount redeemed. The redemption fee may be waived in certain circumstances. For shares of the Successor Fund held through certain intermediaries, the redemption fee will be charged in generally the same manner as for shares held directly with the Successor Fund. However, the intermediaries' methods for tracking and calculating the fee may differ in some respect from the Successor Funds'.

 (4) Shareholders of the Successor Fund electing to redeem shares by wire transfer will be charged $8 for each such request.

 (5) Shareholders of the Existing Fund who redeem shares by telephone will be subject to a $10 redemption fee.

 (6) An exchange of Successor Fund Class I Shares held for 3 months or less may be subject to the 1.00% redemption fee.

 (7) Shareholders of the Existing Fund who exchange shares by telephone may be charged a $10 fee for such exchange.

 (8) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

 (9) Since the Successor Fund had not commenced operations on August 28, 2003, Other Expenses are based on the estimated expenses that the Fund expects to occur in its initial fiscal year. Included in Other Expenses is an administrative services fee of 0.25% of the average daily net assets of Class I Shares of the Successor Fund to compensate Janus Services for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants or other underlying investors through institutional channels.

(10) Janus has contractually agreed to waive each Successor Fund's total operating expenses (excluding the administrative services fee and distribution and shareholder servicing fee, brokerage commissions, interest, taxes and extraordinary expenses) to the levels indicated until at least September 30, 2005. Expense information has been restated to reflect estimated fees.

  EXAMPLE

     To illustrate the effect of operating expenses, assume that each fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:

FUND                                                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                 ------   -------   -------   --------
Vontobel International Equity Fund Class A
  Shares(1)........................................   $808    $1,292    $1,801     $3,192
Janus Adviser - International Equity Fund Class I
  Shares...........................................   $277    $  850    $1,450     $3,070
Pro Forma - Janus Adviser - International Equity
  Fund Class I Shares..............................   $277    $  850    $1,450     $3,070

---------------

(1) With respect to Vontobel International Equity Fund Class A Shares, the above example assumes the payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of fund shares that an investor purchases. Accordingly, your actual expenses may vary.

     The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN AND MAY CHANGE.

           JANUS ADVISER - INTERNATIONAL EQUITY FUND CLASS A SHARES -
               VONTOBEL INTERNATIONAL EQUITY FUND CLASS A SHARES
   (PURCHASED THROUGH A FINANCIAL INTERMEDIARY AND SOLD WITH SALES CHARGE)(1)

                                                                                         PRO FORMA -
                                                    JANUS ADVISER -      VONTOBEL      JANUS ADVISER -
                                                     INTERNATIONAL    INTERNATIONAL     INTERNATIONAL
                                                      EQUITY FUND      EQUITY FUND       EQUITY FUND
                                                    CLASS A SHARES    CLASS A SHARES   CLASS A SHARES
                                                    ---------------   --------------   ---------------
Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price).............       5.75%(2)         5.75%(3)          5.75%(2)
Maximum deferred sales charge (load) (as a
  percentage of the lower of original purchase
  price or redemption proceeds)...................        None             None              None
Maximum sales charge (load) imposed on reinvested
  dividends and distributions.....................        None             None              None
Redemption fees...................................        None(4)          None(5)           None(4)
Exchange fees.....................................        None             None(6)           None

                         ANNUAL FUND OPERATING EXPENSES

     The following comparative fee table shows the annual fund operating expenses (as a percentage of net assets) for the Existing Fund as of December 31, 2002 and the annual fund operating expenses for the Successor Fund.

                                                                                 TOTAL ANNUAL             TOTAL ANNUAL
                                                                                     FUND                     FUND
                                                                                  OPERATING                OPERATING
                                                       DISTRIBUTION                EXPENSES                 EXPENSES
                                          MANAGEMENT     (12B-1)       OTHER       WITHOUT      EXPENSE      NET OF
FUND                                         FEE         FEES(7)      EXPENSES     WAIVERS      WAIVERS     WAIVERS
----                                      ----------   ------------   --------   ------------   -------   ------------
Vontobel International Equity Fund Class
  A Shares..............................     1.00%         None        1.44%         2.44%        None        2.44%
Janus Adviser - International Equity
  Fund Class A Shares...................     0.99%         0.25%       1.25%(8)      2.49%(9)     1.24%       1.25%(9)
Pro Forma - Janus
  Adviser - International Equity Fund
  Class A Shares........................     0.99%         0.25%       1.25%(8)      2.49%(9)     1.24%       1.25%(9)

---------------

(1) If you purchase through a financial intermediary, that financial intermediary may charge you a separate or additional fee for purchases and sales of shares.

(2) Sales charges may be waived for certain investors.

(3) Reduced rates apply to purchases of Existing Fund Class A Shares over $50,000, and the sales charge is waived for certain classes of investors.

(4) Shareholders of the Successor Fund electing to redeem shares by wire transfer will be charged $8 for each such request.

(5) Shareholders of the Existing Fund who redeem shares by telephone will be subject to a $10 redemption fee.

(6) Shareholders of the Existing Fund who exchange shares by telephone may be charged a $10 fee for such exchange.

(7) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

(8) Since the Successor Fund had not commenced operations on August 28, 2003, Other Expenses are based on the estimated expenses that the Fund expects to occur in its initial fiscal year.

(9) Janus has contractually agreed to waive each Successor Fund's total operating expenses (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, taxes and extraordinary expenses) to the levels indicated until at least September 30, 2005. Expense information has been restated to reflect estimated fees.

  EXAMPLE

     To illustrate the effect of operating expenses, assume that each fund's annual return is 5% and that it had total operating expenses described in the table above. For every $10,000 invested in each fund, the following amounts of total expenses would have been paid if an investor closed his or her account at the end of each of the following time periods:

FUND                                                         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----                                                         ------   -------   -------   --------
Vontobel International Equity Fund Class A Shares(1).......   $808    $1,292    $1,801     $3,192
Janus Adviser - International Equity Fund Class A
  Shares(1)................................................   $813    $1,306    $1,824     $3,238
Pro Forma - Janus Adviser - International Equity Fund Class
  A Shares(1)..............................................   $813    $1,306    $1,824     $3,238

---------------

(1) With respect to Vontobel International Equity Fund Class A Shares and Janus Adviser - International Equity Fund Class A Shares, the above example assumes the payment of the maximum initial sales charge of 5.75% at the time of purchase. The sales charge varies depending upon the amount of fund shares that an investor purchases. Accordingly, your actual expenses may vary.

     The purpose of these tables is to assist an investor in understanding the various types of costs and expenses that an investor in the combined fund will bear, whether directly or indirectly. The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN. ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN AND MAY CHANGE.

DISTRIBUTION AND PURCHASE PROCEDURES, EXCHANGE RIGHTS AND REDEMPTION PROCEDURES

     The following charts highlight the purchase, redemption and exchange features of each Existing Fund as compared to such features that will apply to Shares of the corresponding Successor Fund:

VONTOBEL U.S. VALUE FUND AND JANUS ADVISER - U.S. VALUE FUND

PURCHASE, REDEMPTION AND
EXCHANGE FEATURES(1)             VONTOBEL U.S. VALUE FUND            JANUS ADVISER - U.S. VALUE FUND
------------------------         ------------------------            -------------------------------
Minimum initial
  purchase/Additional
  investments...........  $2,500/$50                              $2,500/$100
                                                                  ($500 minimum initial purchase for
                                                                  UGMA/UTMA, IRAs and certain other
                                                                  tax-deferred accounts)

Purchases...............  By telephone, mail or wire, or through  Investor Shares: by Internet,
                          the Automatic Investment Plan           telephone, mail or wire, or through
                                                                  the Automatic Monthly Investment
                                                                  Program
                                                                  Class I, Class A and Class C Shares:
                                                                  only through institutional channels
                                                                  such as retirement plans, mutual fund
                                                                  "supermarkets" and other financial
                                                                  intermediaries and through the
                                                                  systematic purchase plan

Redemptions.............  By telephone, mail or wire;             Investor Shares: by Internet,
                          shareholders electing to redeem shares  telephone, mail or wire, or through by telephone will be charged a $10 fee  the systematic redemption program;
                          for each such redemption request        shareholders electing to redeem shares
                                                                  by wire transfer will be charged $8
                                                                  for each such request
                                                                  Class I, Class A and Class C Shares:
                                                                  only through institutional channels
                                                                  such as retirement plans, brokers,
                                                                  bank trust departments, financial
                                                                  advisers and other financial
                                                                  intermediaries

Exchange privileges.....  Yes, with two other Vontobel funds;     Yes, each class of Shares will have
                          account may be charged $10 for a        exchange privileges with the same
                          telephone exchange                      class of other Janus funds to the
                                                                  extent such class is available;
                                                                  automatic exchange programs available

---------------

(1) Explanations of each of the services available through the Successor Fund can be found in the preliminary prospectus that accompanies this prospectus/proxy statement.

     The Existing Fund calculates its net asset value per share (NAV) once each business day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). Similarly, the Successor Fund will calculate its NAV at the close of regular trading on the New York Stock Exchange.

VONTOBEL INTERNATIONAL EQUITY FUND AND JANUS ADVISER - INTERNATIONAL EQUITY FUND

PURCHASE, REDEMPTION AND
EXCHANGE FEATURES(1)        VONTOBEL INTERNATIONAL EQUITY FUND    JANUS ADVISER - INTERNATIONAL EQUITY FUND
------------------------    ----------------------------------    -----------------------------------------
Minimum initial
  purchase/Additional
  investments...........  $2,500/$50                              $2,500/$100 ($500 minimum initial
                                                                  purchase for UGMA/UTMA, IRAs and certain
                                                                  other tax-deferred accounts)

Purchases...............  By telephone, mail or wire, or through  Investor Shares: by Internet, telephone,
                          the Automatic Investment Plan           mail or wire, or through the Automatic
                                                                  Monthly Investment Program
                                                                  Class I, Class A and Class C Shares: only
                                                                  through institutional channels such as
                                                                  retirement plans, mutual fund
                                                                  "supermarkets" and other financial
                                                                  intermediaries and through the systematic
                                                                  purchase plan

Redemptions.............  By telephone, mail or wire;             Investor Shares: by Internet, telephone,
                          shareholders electing to redeem shares  mail or wire, or through the systematic by telephone will be charged a $10 fee  redemption program; shareholders electing
                          for each such redemption request        to redeem shares by wire transfer will be
                                                                  charged $8 for each such request
                                                                  Class I, Class A and Class C Shares: only
                                                                  through institutional channels such as
                                                                  retirement plans, brokers, bank trust
                                                                  departments, financial advisers and other
                                                                  financial intermediaries

Exchange privileges.....  Yes, with two other Vontobel funds;     Yes, each class of Shares will have
                          account may be charged $10 for a        exchange privileges with the same class
                          telephone exchange                      of other Janus funds to the extent such
                                                                  class is available; automatic exchange
                                                                  programs available

---------------

(1) Explanations of each of the services available through the Successor Fund can be found in the preliminary prospectus that accompanies this prospectus/proxy statement.

     The Existing Fund calculates its net asset value per share (NAV) once each business day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). Similarly, the Successor Fund will calculate its NAV at the close of regular trading on the New York Stock Exchange.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS FOR THE SUCCESSOR FUNDS

  INVESTOR SHARES

     Under distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for Investor Shares of each Successor Fund (the "Investor Shares Plan"), Investor Shares of each Successor Fund may pay Janus Distributors LLC ("Janus Distributors"), the Successor Funds' distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of Investor Shares of a Successor Fund. Under the terms of the Investor Shares Plan, each Successor Fund is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution services performed by such entities for investors in Investor Shares of the Successor Fund. Because 12b-1 fees are paid out of the Successor Funds' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  CLASS I SHARES AND CLASS A SHARES

     Under distribution and shareholder servicing plans adopted in accordance with Rule 12b-1 under the 1940 Act for each of Class I Shares and Class A Shares (the "Class I Plan" and the "Class A Plan"), Class I Shares and Class A Shares of each Successor Fund may pay Janus Distributors a fee at an annual rate of up to 0.25% of the average daily net assets of Class I Shares or Class A Shares of a Fund. Under the terms of the Class I Plan and Class A Plan, each Successor Fund is authorized to make payments to Janus Distributors for remittance to retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries, as compensation for distribution services performed by such entities for investors in Class I Shares or Class A Shares of the Successor Fund. Because 12b-1 fees are paid out of the Successor Funds' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

  CLASS C SHARES

     Under a distribution and shareholder servicing plan adopted in accordance with Rule 12b-1 under the 1940 Act (the "Class C Plan"), Class C Shares of the Successor Fund may pay Janus Distributors a fee at an annual rate of up to 1.00% of the average daily net assets of Class C Shares of the Successor Fund. Up to 0.75% of this fee is for distribution services and up to 0.25% of this fee is for shareholder account services. All or a portion of such fees may be remitted to financial intermediaries who assist in the distribution of Class C Shares of the Successor Fund or who provide shareholder account services to existing Class C shareholders in the Successor Fund. Financial intermediaries may from time to time be required to meet certain criteria in order to receive 12b-1 fees. Janus Distributors is entitled to retain some or all fees payable under the Class C Plan in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record. Janus Distributors is entitled to retain all fees paid under the Class C Plan for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Class C Plan beginning in the 13th month following the purchase of Class C Shares, although Janus Distributors may, pursuant to a written agreement between Janus Distributors and a particular financial intermediary, pay such financial intermediary 12b-1 fees prior to the 13th month following the purchase of Class C Shares. Because 12b-1 fees are paid out of the Successor Fund's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISTRIBUTION OF THE SUCCESSOR FUNDS

     The Successor Funds are distributed by Janus Distributors, a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at

800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

PRINCIPAL RISK FACTORS

  VONTOBEL U.S. VALUE FUND AND JANUS ADVISER - U.S. VALUE FUND

     The Successor Fund has substantially the same risk factors as the Existing Fund. These risk factors are summarized below.

     Because each fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a fund's share price may also decrease. A fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

     An investment in either fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Diversification. Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. The Successor Fund and the Existing Fund are each classified as "non-diversified." A fund classified as "non-diversified" has the ability to take larger positions in a smaller number of issuers than a fund classified as "diversified." This gives the fund more flexibility to focus its investments in the most attractive companies identified by the portfolio manager. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the fund.

     Value Investing. If the portfolio manager's perception of a company's worth is not realized in the expected time frame, the overall performance of the fund may suffer. In general, the portfolio manager believes this risk is mitigated by investing in companies that are undervalued in the market in relation to earnings, dividends and/or assets. The value of a fund's portfolio may decrease if the portfolio manager's belief about a company's intrinsic worth is incorrect.

     Investments in Foreign Securities. Within the parameters of its specific investment policies, each fund may invest without limit in foreign securities either indirectly (e.g., Depositary Receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a fund's performance may depend on factors other than the performance of a particular company. These risks include currency risk, political and economic risk, regulatory risk, foreign markets risk, transaction costs and geographic risk.

  VONTOBEL INTERNATIONAL EQUITY FUND AND JANUS ADVISER - INTERNATIONAL EQUITY
  FUND

     The Successor Fund has substantially the same risk factors as the Existing Fund. These risk factors are summarized below.

     Because each fund may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, a fund's share price may also decrease. A fund's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

     An investment in either fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     Investments in Foreign Securities. Within the parameters of its specific investment policies, each fund may invest without limit in foreign securities either indirectly (e.g., Depositary Receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because a fund's performance may depend on factors other than the performance of a particular company. These factors include:

     - Currency Risk. As long as a fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

     - Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a fund's assets from that country.

     - Regulatory Risk. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

     - Market Risk. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

     - Transaction Costs. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

     - Geographic Risk. Investments in a selected region (such as Western Europe), even though representing a number of different countries within the region, may be affected by common economic forces and other factors. A fund with a large portion of its assets invested in a single region is subject to greater risks of adverse events that occur in the region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions, even in countries in which a fund is not invested, may adversely affect security values and thus a fund's NAV.

                               THE REORGANIZATION

THE PLAN

     Stockholders of each Existing Fund are being asked to approve the Plan with respect to their fund. The terms and conditions under which the Reorganization for each Existing Fund will be implemented are set forth in the Plan. Significant provisions of the Plan are summarized below; however, this summary is qualified in its entirety by reference to the Plan, which is attached as Appendix A to this Prospectus/Proxy Statement.

     The Plan contemplates (i) each Successor Fund's acquiring substantially all of the assets of the corresponding Existing Fund in exchange solely for shares of the Successor Fund and the assumption by each Successor Fund of all of the corresponding Existing Fund's known liabilities, if any, as of the closing date, and (ii) the distribution on the closing date of those shares to the shareholders of the Existing Fund. Existing Vontobel Class A shareholders who purchased their shares directly from Vontobel Funds with or without a sales charge will receive Investor Shares of the corresponding Successor Fund, existing Vontobel Class A shareholders who purchased their shares through a financial intermediary without a sales charge will receive Class I Shares of the corresponding Successor Fund, existing Vontobel Class A shareholders who purchased their shares through a financial intermediary with a sales charge will receive Class A Shares of the corresponding Successor Fund, and existing Vontobel U.S. Value Fund Class C shareholders will receive Class C Shares of Janus Adviser - U.S. Value Fund.

     The value of each Existing Fund's assets to be acquired and the amount of its liabilities to be assumed by the corresponding Successor Fund and the net asset value of a share of each Existing Fund will be determined as of the close of regular trading on the NYSE on the closing date, after the declaration of any dividends on the closing date, and will be determined in accordance with the valuation procedures described in the Trust's Trust Instrument and its Prospectus and Statement of Additional Information. The Plan provides that Janus will bear all costs and expenses of the Reorganization, including the costs and expenses incurred in the preparation and mailing of this Prospectus/Proxy Statement. The closing date is expected to be on or about September 26, 2003.

     As soon as practicable after the closing date, each Existing Fund will distribute pro rata to its shareholders of record the Investor Shares, Class I Shares, Class A Shares and Class C Shares of the corresponding Successor Fund it receives in the Reorganization, so that each Class A and Class C shareholder of Vontobel U.S. Value Fund and each Class A shareholder of Vontobel International Equity Fund will receive a number of full and fractional Investor Shares, Class I Shares, Class A Shares or Class C Shares, as applicable, of the corresponding Successor Fund equal in value to his or her holdings in the Existing Fund. Each Existing Fund will be dissolved soon thereafter. Such distribution will be accomplished by opening accounts on the books of each Successor Fund in the names of the corresponding Existing Fund shareholders and by transferring thereto the Investor Shares, Class I Shares, Class A Shares and Class C Shares, as applicable, of the Successor Fund previously credited to the account of the corresponding Existing Fund on those books. Each shareholder account shall be credited with the pro rata number of the corresponding Successor Fund's Investor Shares, Class I Shares, Class A Shares or Class C Shares, as applicable, due to that shareholder. Accordingly, immediately after the Reorganization, each former shareholder of an Existing Fund will own Investor Shares, Class I Shares, Class A Shares or Class C Shares, as applicable, of the corresponding Successor Fund that will be equal to the value of that shareholder's shares of the Existing Fund immediately prior to the Reorganization. Any special options (for example, automatic investment plans on current Existing Fund shareholder accounts) will automatically transfer to the new accounts.

     The implementation of the Reorganization is subject to a number of conditions set forth in the Plan. For instance, the Plan may be terminated and the Reorganization abandoned at any time prior to the closing date by Vontobel Funds' Board of Directors and the Trust's Board of Trustees if either determines that the Reorganization would disadvantage their respective funds.

REASONS FOR THE REORGANIZATION

     At meetings of the Board of Trustees of the Trust, held on May 9, 2003, and the Board of Directors of Vontobel Funds, held on August 12, 2003, the Boards have unanimously determined that the Reorganization is in the best interests of the shareholders of their respective funds, and that the interests of shareholders of their respective funds will not be diluted as a result of the Reorganization.

     At a meeting held on August 12, 2003, the directors of Vontobel Funds concluded that the proposed Reorganization will be advantageous to the shareholders of the Existing Funds for several reasons. The directors considered the following matters, among others, in approving the Plan.

     First, shareholders of each Existing Fund would enjoy continuity of portfolio management. Because Janus will retain Vontobel to act as subadviser to the Successor Funds, the portfolio manager of each Existing Fund will not change as a result of the Reorganization. Janus will oversee Vontobel as subadviser to the Successor Funds in accordance with the terms of a subadvisory agreement.

     Second, while Vontobel will manage the assets of each Successor Fund on a day-to-day basis as its subadviser, Janus will be responsible for the overall management of each Successor Fund's operations, including supervision of compliance with the investment guidelines and regulatory restrictions. Your fund will benefit from Janus' experience and resources in managing and distributing mutual funds. As of June 30, 2003, Janus managed 61 mutual funds with approximately $150 billion in assets.

     Third, Janus and its affiliates have greater potential for increasing the size of the funds due to Janus' experience in distribution of mutual funds through a broader range of distribution channels than currently available to the Existing Funds. Over the long-term, if this potential for a larger asset base is realized, it will reduce each Successor Fund's per share operating expenses and increase the portfolio management options available to the Successor Funds.

     Fourth, although the Investor Shares, Class I Shares and Class A Shares of the applicable Successor Fund that you may receive in the Reorganization will each be subject to a Rule 12b-1 fee calculated at an annual rate of 0.25% of average net assets, the effect of contractual expense waivers undertaken by the investment adviser will reduce the effect of these fees by reducing the Fund's overall operating expenses. Moreover, there is a possibility that due to asset growth and resulting economies of scale or other efficiencies the overall expenses of each Successor Fund could be lower than those of the corresponding Existing Fund.

     Fifth, the Successor Funds are part of a diverse family of mutual funds, and each class of Shares of the Successor Funds will have exchange privileges with other Janus funds.

     The board of directors of each Existing Fund and the board of trustees of each Successor Fund also considered that each fund's investment adviser will benefit from the Reorganization. Because each Successor Fund will be the accounting successor to the corresponding Existing Fund and will assume such Existing Fund's performance record, Janus expects to be able to increase each Successor Fund's assets at a faster rate than would otherwise be possible if it began offering a fund with similar objectives and no historical performance record. Such an increase in size benefits Janus by increasing its management fees and accelerating the point at which management of the fund is profitable to Janus. As subadviser to the Successor Funds, Vontobel would similarly benefit from increased assets.

FEDERAL INCOME TAX CONSEQUENCES

     As a condition to the Reorganization, the Trust will receive a legal opinion from Goodwin Procter LLP, to the effect that, subject to customary assumptions and representations, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the Treasury Regulations promulgated thereunder and current administrative and judicial interpretations thereof, for federal income tax purposes:

     - the transfer of all or substantially all of the assets of each Existing Fund solely in exchange for shares of the corresponding Successor Fund and the assumption by each Successor Fund of all known liabilities of the corresponding Existing Fund, and the distribution of such shares to the shareholders of the Existing Funds, will constitute a "reorganization" within the meaning of Section 368(a) of the Code;

       the Successor Funds and the Existing Funds will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     - no gain or loss will be recognized by either Existing Fund on the transfer of the assets of each Existing Fund to the corresponding Successor Fund in exchange for the Successor Fund shares and the assumption by the applicable Successor Fund of all known liabilities of the Existing Fund or upon the distribution of the Successor Fund shares to the applicable Existing Fund shareholders in exchange for their shares of the Existing Fund;

     - the tax basis of the Existing Fund's assets acquired by the applicable Successor Fund will be the same to the Successor Fund as the tax basis of such assets to the Existing Fund immediately prior to the Reorganization, and the holding period of the assets of the Existing Fund in the hands of the applicable Successor Fund will include the period during which those assets were held by the Existing Fund;

     - no gain or loss will be recognized by each Successor Fund upon the receipt of the assets of the corresponding Existing Fund solely in exchange for the Successor Fund shares and the assumption by each Successor Fund of all known liabilities of the corresponding Existing Fund;

     - no gain or loss will be recognized by shareholders of each Existing Fund upon the receipt of the corresponding Successor Fund shares by such shareholders, provided such shareholders receive solely the Successor Fund shares (including fractional shares) in exchange for their Existing Fund shares; and

     - the aggregate tax basis of the Successor Fund shares, including any fractional shares, received by each shareholder of the applicable Existing Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the Existing Fund shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Successor Fund shares, including fractional shares, to be received by each shareholder of the applicable Existing Fund will include the period during which the Existing Fund shares exchanged therefor were held by such shareholder (provided that the Existing Fund shares were held as a capital asset on the date of the Reorganization).

     The receipt of such an opinion is a condition to the consummation of the Reorganization. The Trust has not obtained an Internal Revenue Service ("IRS") private letter ruling regarding the federal income tax consequences of the Reorganization, and the IRS is not bound by advice of counsel. If the transfer of the assets of each Existing Fund in exchange for the corresponding Successor Fund shares and the assumption by each Successor Fund of all known liabilities of the corresponding Existing Fund do not constitute a tax-free reorganization, each Existing Fund shareholder generally will recognize gain or loss equal to the difference between the value of the corresponding Successor Fund shares such shareholder acquires and the tax basis of such shareholder's Existing Fund shares.

     Shareholders of the Existing Funds should consult their tax advisers regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion relates only to the federal income tax consequences of the Reorganization, shareholders of the Existing Funds should also consult tax advisers as to state and local tax consequences, if any, of the Reorganization.

     As of October 31, 2002, Vontobel International Equity Fund had an unutilized capital loss carryover of $16,374,118. The final amount of the unutilized capital loss carryover for Vontobel International Equity Fund is subject to change and will not be determined until the time of the Reorganization. After and as a result of the Reorganization, this capital loss carryover may in part be subject to limitations under applicable tax laws on the rate at which it may be used in the future to offset capital gains of Janus Adviser - International Equity Fund. As a result, some or all of this capital loss carryover may expire unutilized. The Board of Directors of Vontobel Funds and the Board of Trustees of the Trust took this factor into account in concluding that the proposed Reorganization would be in the best interests of the funds and their shareholders.

         COMPARATIVE INFORMATION ABOUT THE EXISTING AND SUCCESSOR FUNDS

     This portion of the Proxy Statement/Prospectus is designed to allow you to compare various features of the Successor Funds with those of the Existing Funds. Shareholders should read this entire Proxy Statement/ Prospectus carefully.

COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS

  FORM OF ORGANIZATION

     Each Existing Fund is a series of Vontobel Funds, a Maryland corporation formed on October 28, 1983 pursuant to Articles of Incorporation dated October 26, 1983, as amended. Each Successor Fund is a series of the Trust, an unincorporated voluntary association organized under the laws of the State of Delaware as a statutory trust, pursuant to an Amended and Restated Trust Instrument dated May 9, 2003 (the "Trust Instrument"). The operations of the Existing Funds are governed by Vontobel Funds' Articles of Incorporation and Bylaws and by Maryland law. The operations of the Successor Funds are governed by the Trust's Trust Instrument and Bylaws and by Delaware law. The Existing Funds and the Successor Funds are registered with the SEC as open-end management investment companies and are subject to the provisions of the 1940 Act and the rules and regulations of the SEC thereunder.

  SHARES

     The Trust is authorized to issue shares of beneficial interest in separate portfolios (series). The Trust Instrument of the Trust authorizes the Trustees to create an unlimited number of series in the Trust. The Trust currently has two series outstanding, and the Trust may organize other series in the future.

     Within each series, the Trustees may create an unlimited number of classes, each with an unlimited number of full and fractional shares. The Successor Funds intend to offer Investor Shares, Class I, Class A and Class C shares, each with a different arrangement for shareholder services and/or the distribution of shares.

     Each share of a given class and series represents an equal proportionate interest in a Successor Fund and is entitled to such dividends and distributions out of the net income and capital gains belonging to such Successor Fund when declared by the Trustees. In the event a Successor Fund were to be liquidated in the future, shareholders would be entitled to share pro rata in the net assets belonging to such Successor Fund available for distribution. Each share of a given class and series has identical voting, dividend, redemption, liquidation, and other rights. When issued, each share is fully paid and nonassessable by the Trust, has no preemptive or subscription rights, and is fully transferable. There are no conversion rights.

     Vontobel Funds is also authorized to issue shares of common stock in separate series. The Articles of Incorporation of Vontobel Funds authorizes the Directors to create an unlimited number of series. In addition to the Existing Funds, Vontobel Funds currently has one other series outstanding, the Vontobel Eastern European Equity Fund. This other series is not participating in the Reorganization. Within each series, the Directors may create an unlimited number of classes. Although the Directors have authorized three classes of shares, Class A, Class B and Class C, only Class A and Class C Shares of Vontobel U.S. Value Fund and Class A Shares of Vontobel International Equity Fund are currently outstanding. Shares of the Existing Fund are also fully paid and non-assessable, have no preference, preemptive or similar rights unless designated by their governing boards, and are freely transferable.

     The assets and proceeds received by the Trust or Vontobel Funds from the issue or sale of shares of a series or class are allocated to that series and class and constitute the rights of that series or class, subject only to the rights of creditors. Any underlying assets of a series or class are required to be segregated on the books and accounts of the Trust or Vontobel Funds. These assets are to be used to pay the expenses of the series or class as well as a share of the general expenses.

  MEETINGS

     Neither the Existing Funds nor the Successor Funds hold regular or annual shareholder meetings. The Directors of the Existing Funds may call shareholder meetings as necessary. The Trustees of the Successor Funds may also call shareholder meetings as necessary. Special meetings of shareholders of the Existing Funds shall be called upon the written request of holders of at least 25 percent of the outstanding shares entitled to vote. Under the Trust Instrument, special meetings of shareholders of the Trust or of any Successor Fund shall be called subject to certain conditions, upon the written request of shareholders owning shares representing at least two-thirds of the votes entitled to be cast at such meeting. To the extent required by the 1940 Act, meetings held for the purpose of voting on the removal of any Director of the Existing Funds or any Trustee of the Successor Funds shall be called by Directors or Trustees, as applicable, upon written request by shareholders holding at least ten percent of the outstanding shares entitled to vote. Both the Existing Funds and the Successor Funds shall assist their respective shareholders in communicating with other shareholders in connection with such a meeting similar to that referred to in Section 16(c) of the 1940 Act. A majority of the issued and outstanding shares of the Existing Funds entitled to vote and represented in person or by proxy constitutes a quorum at a shareholder meeting. One-third of the shares of the Successor Fund entitled to vote constitutes a quorum at a shareholder meeting.

  SHAREHOLDER LIABILITY

     Under Maryland law, shareholders have no personal liability for acts or obligations of the corporation. Similarly, Delaware law provides that the shareholders and trustees of a Delaware statutory trust are not liable for obligations of the trust.

  LIABILITY OF DIRECTORS AND TRUSTEES

     The Vontobel Funds' Articles provide that Directors will generally be personally liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of their duties as Directors and that Vontobel Funds shall also indemnify its Directors and officers to the full extent permitted by Maryland law and the 1940 Act. Similarly, the Trust Instrument of the Trust provides that Trustees will generally be personally liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of duties. The Trust may purchase insurance for Trustees to cover potential liabilities and will generally indemnify a trustee against such claims upon satisfaction of certain procedural requirements. The Trust may also advance payments to a Trustee in connection with indemnification, provided that certain requirements under the 1940 Act are met (e.g., the Trustee receiving the advance payment must undertake to repay the advance).

  VOTING REQUIREMENTS

     Under Maryland law and the Vontobel Funds' Articles and Bylaws, shareholder voting power is generally limited to electing directors, approving investment management or sub-investment management agreements, ratifying the selection of independent public accountants, approving plans of distribution adopted pursuant to Rule 12b-1, approving amendments to Vontobel Funds' Articles and authorizing extraordinary corporate action, such as a merger, consolidation, or sale of substantially all of the corporation's assets. Shareholders are entitled to one vote for each full share of capital stock and a fractional vote for each fractional share of capital stock. The Vontobel Funds' Articles provide that capital stock of Vontobel Funds that is issued, outstanding and entitled to vote shall be voted in the aggregate, and not by series or class, except when otherwise required by law or if the Vontobel Funds Board of Directors has determined that only one or more particular series or classes are affected by the matter under consideration, in which case only the affected series or classes vote. Maryland law provides that a corporation's charter may require a lesser proportion of votes of shareholders on matters than otherwise required by Maryland law, but not less than a majority. Under Vontobel Funds' Articles and Bylaws, any corporate action to be taken by a shareholder vote may be authorized by a majority of votes cast on the matter (although a plurality may elect a Director), subject to applicable laws, regulations, or rules or orders of the SEC.

     Under the Trust Instrument, each shareholder of a Successor Fund is entitled to one vote for each whole or fractional dollar of net asset value (determined as of the applicable record date) of each share owned by the shareholder (the number of shares owned times net asset value per share) on any matter on which such shareholder is entitled to vote. Shareholder voting power is generally limited to electing or removing Trustees, approving investment management or sub-investment management agreements, and with respect to such matters as are required by the 1940 Act. Under the Trust Instrument, the Trustees of the Trust may generally authorize mergers, consolidations, share exchanges and reorganizations of a series of the Trust with another series of the Trust or another business organization without shareholder approval. All shares of all series of the Trust or any class of such series vote together as a single class, except when otherwise required by law or if the Trustees have determined that only one or more particular series or classes are affected by the matter under consideration, in which case only the affected series or classes vote. Under the Trust's Trust Instrument and Bylaws, any action to be taken by a shareholder vote is authorized by a majority of votes validly cast on the matter, except a plurality is required to elect a Trustee and a vote of shareholders holding not less than two-thirds of the shares then outstanding is required to remove a Trustee and except as otherwise provided in the applicable laws, regulations, or rules or orders of the SEC.

  LIQUIDATION OR DISSOLUTION

     In the event of the liquidation or dissolution of an Existing Fund, the shareholders of such fund are entitled to receive the excess of the fund's assets over the fund's liabilities, in proportion to the number of shares of the fund held by them and recorded on the books of Vontobel Funds.

     In the event of the liquidation or dissolution of a Successor Fund, the Trustees shall distribute the assets of the respective Successor Fund to the shareholders, according to their respective rights, after accounting for fund liabilities of that Fund.

  DERIVATIVE ACTIONS

     Under Maryland law, shareholders of an Existing Fund may not bring a derivative action unless they have first made a demand upon the corporation to sue in its own name and the demand was refused. If the directors improperly refuse to bring a derivative suit or if the demand upon the Directors is excused, then a plaintiff generally must then make the demand upon the corporation's other shareholders before commencing suit.

     Under Delaware law and the Trust Instrument, a shareholder of a Successor Fund may bring a derivative action on behalf of the Trust only if the following conditions are met. In general, the shareholder must make a pre-suit demand upon the Trustees to bring the subject action unless a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the transaction. A Trustee shall not be disqualified from ruling on the merits of a shareholder demand by virtue of the fact that such Trustee receives remuneration for his service on the Board of Trustees of the Trust or on the boards of other funds that are affiliated with the Trust. Unless a demand upon the Trustees is not required, shareholders who hold at least 10% of the outstanding shares of the Trust must generally join in the demand upon the Trustees.

     The foregoing is only a summary of certain characteristics of the operations of the Articles of Incorporation of Vontobel Funds, Trust Instrument of the Trust, their respective Bylaws and Maryland and Delaware law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Articles of Incorporation, Trust Instrument, Bylaws and Maryland and Delaware law directly for more complete information.

COMPARATIVE INFORMATION ON INVESTMENT RESTRICTIONS

  CERTAIN INVESTMENT RESTRICTIONS

     The Existing Funds and the Successor Funds are each subject to certain investment restrictions that restrict the scope of their investments. Fundamental investment restrictions may not be changed without the affirmative vote of the holders of a majority of the outstanding securities (as defined in the 1940 Act) of the fund. However, investment restrictions that are not fundamental may be changed by the Directors or Trustees, as the case may be, without shareholder approval. The table below compares certain fundamental and non-fundamental investment restrictions of the Existing Funds and the Successor Funds. Fundamental restrictions are followed by an "(F);" non-fundamental restrictions are followed by an "(nf)."

     In general, if any percentage restriction is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the fund's assets will not constitute a violation of the restriction, except with respect to the Existing Funds' and Successor Funds' restrictions on borrowings and illiquid securities. Each of the Successor Funds is permitted to invest substantially all of its assets in the securities of a single open-end registered investment company with similar investment objectives and policies without violating its investment restrictions.

     In applying the fundamental investment policies and restrictions Vontobel Funds applies the following rules of construction:

SUBJECT MATTER
OF RESTRICTION                        EXISTING FUND                           SUCCESSOR FUND
--------------                        -------------                           --------------
INVESTMENT FOCUS........  No fundamental or non-fundamental       U.S. Value Fund will invest, under
                          restriction                             normal circumstances, at least 80% of
                                                                  its net assets in equity securities of
                                                                  companies that are traded on U.S.
                                                                  exchanges or quoted on an established
                                                                  over-the-counter market.(nf)

                                                                  Under normal circumstances,
                                                                  International Equity Fund will invest
                                                                  at least 80% of its net assets in
                                                                  equity securities of issuers that are
                                                                  located outside of the United States,
                                                                  or which derive a significant portion
                                                                  of their business or profits outside
                                                                  of the United States.(nf)

BORROWING...............  Vontobel International Equity Fund may  A Successor Fund may not borrow money,
                          not borrow money except for temporary   except as permitted under the 1940
                          or emergency purposes and then only in  Act, as amended, or any regulation
                          an amount not in excess of 5% of the    thereunder, as the same may be
                          lower of value or cost of its total     interpreted by the SEC staff from time
                          assets, in which case the Fund may      to time, or as permitted by an
                          pledge, mortgage or hypothecate any of  exemptive order obtained from the
                          its assets as security for such         SEC.(F)
                          borrowing but not to an extent greater
                          than 5% of its total assets.(F)         For example, as permitted by the 1940
                                                                  Act, the Successor Fund may borrow
                          Vontobel U.S. Value Fund may not        money in amounts not to exceed one
                          borrow money, except as a temporary     third of the value of the Successor
                          measure for extraordinary or emergency  Fund's assets, and up to an additional purposes, or except in connection with  5% of its assets, for temporary
                          reverse repurchase agreements,          purposes.
                          provided that Vontobel U.S. Value Fund
                          maintains asset coverage of 300% in
                          connection with the issuance of senior
                          securities. Notwithstanding the
                          foregoing, to avoid the untimely
                          disposition of assets to meet
                          redemptions, Vontobel U.S. Value Fund
                          may borrow up to 33 1/3% of the value
                          of its assets to meet redemptions,
                          provided that Vontobel U.S. Value Fund
                          may not make other investments while
                          such borrowings are outstanding.(F)

SUBJECT MATTER
OF RESTRICTION                        EXISTING FUND                           SUCCESSOR FUND
--------------                        -------------                           --------------
LENDING.................  An Existing Fund may not may not make   A Successor Fund may not make loans,
                          loans, except that a Fund may (1) lend  except that the Fund may (i) lend
                          portfolio securities; and (2) enter     portfolio securities, (ii) enter into
                          into repurchase agreements secured by   repurchase agreements, (iii) purchase
                          U.S. Government securities.(F)          all or a portion of an issue of debt
                                                                  securities, bank loan participation
                          (Restrictions with respect to           interests, bank certificates of
                          repurchase agreements shall be          deposit, bankers' acceptances,
                          construed to be for repurchase          debentures or other securities,
                          agreements entered into for the         whether or not the purchase is made
                          investment of available cash            upon the original issuance of the
                          consistent with a Fund's repurchase     securities and (iv) participate in an
                          agreement procedures, not repurchase    interfund lending program with other
                          commitments entered into for general    registered investment companies.(F)
                          investment purposes.)

ILLIQUID SECURITIES/
  RESTRICTED............  An Existing Fund may not invest more    The Successor Funds do not currently
                          than 15% of its net assets in illiquid  intend to purchase any security or
                          securities.(nf)                         enter into a repurchase agreement if,
                                                                  as a result, more than 15% of their
                                                                  respective net assets would be
                                                                  invested in repurchase agreements not
                                                                  entitling the holder to payment of
                                                                  principal and interest within seven
                                                                  days and in securities that are
                                                                  illiquid by virtue of legal or
                                                                  contractual restrictions on resale or
                                                                  the absence of a readily available
                                                                  market. The Trustees, or the Successor
                                                                  Funds' investment adviser acting
                                                                  pursuant to authority delegated by the
                                                                  Trustees, may determine that a readily
                                                                  available market exists for securities
                                                                  eligible for resale pursuant to Rule
                                                                  144A under the Securities Act of 1933,
                                                                  or any successor to such rule, Section
                                                                  4(2) commercial paper and municipal
                                                                  lease obligations. Accordingly, such
                                                                  securities may not be subject to the
                                                                  foregoing limitation.(nf)

PURCHASES OF MARGIN
  SECURITIES AND SHORT
  SALES.................  An Existing Fund may not engage in      A Successor Fund may sell securities
                          short sales.(F)                         short if it owns or has the right to
                                                                  obtain securities equivalent in kind
                                                                  and amount to the securities sold
                                                                  short without the payment of any
                                                                  additional consideration therefor
                                                                  ("short sales against the box"). In
                                                                  addition, the Fund may engage in
                                                                  "naked" short sales, which involve
                                                                  selling a security that the Fund
                                                                  borrows and does not own. The total
                                                                  market value of all of the Fund's
                                                                  naked short sale positions will not
                                                                  exceed 8% of its assets. Transactions
                                                                  in futures, options, swaps and forward
                                                                  contracts are not deemed to constitute
                                                                  selling securities short.(nf)

OTHER INVESTMENT
  COMPANIES.............  An Existing Fund may not invest in      No fundamental or non-fundamental
                          securities of other investment          restriction
                          companies except by purchase in the
                          open market involving only customary
                          broker's commissions, or as part of a
                          merger, consolidation, or acquisition
                          of assets.(F)

SUBJECT MATTER
OF RESTRICTION                        EXISTING FUND                           SUCCESSOR FUND
--------------                        -------------                           --------------
DIVERSIFICATION.........  Vontobel International Equity Fund may  With respect to 75% of its total not purchase stock or securities of an  assets, Janus Adviser - International
                          issuer (other than the obligations of   Equity Fund may not purchase
                          the United States or any agency or      securities of an issuer (other than
                          instrumentality thereof) if such        the U.S. government, its agencies,
                          purchase would cause the Fund to own    instrumentalities or authorities or
                          more than 10% of any class of the       repurchase agreements collateralized
                          outstanding voting securities of such   by U.S. government securities, and
                          issuer.(F)                              other investment companies) if: (a)
                                                                  such purchase would, at the time,
                          Vontobel International Equity Fund may  cause more than 5% of the Fund's total
                          not as to 75% of its assets, purchase   assets taken at market value to be
                          the securities of any issuer (other     invested in the securities of such
                          than obligations issued or guaranteed   issuer; or (b) such purchase would, at
                          as to principal and interest by the     the time, result in more than 10% of
                          Government of the United States or any  the outstanding voting securities of agency or instrumentality thereof) if,  such issuer being held by the Fund.(F)
                          as a result of such purchase, more
                          than 5% of its total assets would be    Janus Adviser - U.S. Value Fund is
                          invested in the securities of such      classified as "non-diversified" within
                          issuer.(F)                              the meaning of the 1940 Act and has no
                                                                  fundamental investment restriction
                          Vontobel U.S. Value Fund is classified  regarding diversification.
                          as "non-diversified" within the
                          meaning of the 1940 Act and has no
                          fundamental investment restriction
                          regarding diversification.

INDUSTRY CONCENTRATION..  An Existing Fund may not invest more    A Successor Fund may not purchase a
                          than 25% of a Fund's total assets in    security if, after giving effect to
                          securities of one or more issuers       the purchase, more than 25% of its
                          having their principal business         total assets would be invested in the
                          activities in the same industry. For    securities of one or more issuers
                          the purpose of this restriction,        conducting their principal business
                          telephone companies are considered to   activities in the same industry (other
                          be in a separate industry from gas and  than U.S. Government securities).(F)
                          electric public utilities, and wholly
                          owned finance companies are considered
                          to be in the industry of their parents
                          if their activities are primarily
                          related to financing the activities of
                          their parents.(F)

COMMODITIES; OIL, GAS &
  MINERALS..............  An Existing Fund may not buy or sell    A Successor Fund may not purchase or
                          commodities or commodity contracts,     sell commodities or commodity
                          provided that Vontobel International    contracts, except the Fund may
                          Fund may utilize not more than 1.00%    purchase and sell derivatives
                          of its assets for deposits or           (including but not limited to options,
                          commissions required to enter into and  futures contracts and options on forward foreign currency contracts for  futures contracts) whose value is tied
                          hedging purposes.(F)                    to the value of a financial index or a
                                                                  financial instrument or other asset
                          An Existing Fund may not invest in      (including, but not limited to,
                          interests in oil, gas, or other         securities indexes, interest rates,
                          mineral explorations or development     securities, currencies and physical
                          programs.(F)                            commodities).(F)

SENIOR SECURITIES.......  An Existing Fund may not issue senior   A Successor Fund may not issue "senior
                          securities.(F)                          securities," except as permitted under
                                                                  the 1940 Act, as amended, or any
                                                                  regulation thereunder, as the same may
                                                                  be interpreted by the SEC staff from
                                                                  time to time, or as permitted by an
                                                                  exemptive order obtained from the
                                                                  SEC.(F)

                                                                  For example, as permitted by the 1940
                                                                  Act, a Successor Fund may borrow from
                                                                  banks if it maintains 300% asset
                                                                  coverage for all such borrowings.

SUBJECT MATTER
OF RESTRICTION                        EXISTING FUND                           SUCCESSOR FUND
--------------                        -------------                           --------------
REAL ESTATE.............  An Existing Fund may not purchase or    A Successor Fund may not purchase or
                          sell real estate (except that a Fund    sell real estate, except that the Fund
                          may invest in: (i) securities of        may (i) invest in securities of
                          companies which deal in real estate or  issuers that invest in real estate or mortgages; and (ii) securities secured  interests therein, (ii) invest in
                          by real estate or interests therein,    mortgage-related securities and other
                          and that a Fund reserves freedom of     securities that are secured by real
                          action to hold and to sell real estate  estate or interests therein, and (iii)
                          acquired as a result of the Fund's      hold and sell real estate acquired by
                          ownership of securities).(F)            the Fund as a result of the ownership
                                                                  of securities.(F)

UNDERWRITING............  An Existing Fund may not act as an      A Successor Fund may not engage in the
                          underwriter of securities of other      business of underwriting securities
                          issuers, except that Vontobel           issued by others, except to the extent
                          International Fund may invest up to     that the Fund may be considered to be
                          10% of the value of its total assets    an underwriter within the meaning of
                          (at time of investment) in portfolio    the Securities Act of 1933 in the
                          securities which the Fund might not be  disposition of restricted securities
                          free to sell to the public without      or in connection with its investments
                          registration of such securities under   in other investment companies.(F)
                          the Securities Act of 1933, as
                          amended, or any foreign law
                          restricting distribution of securities
                          in a country of a foreign issuer.(F)

EXERCISING CONTROL......  An Existing Fund may not invest in      A Successor Fund may not invest in
                          companies for the purpose of            companies for the purpose of
                          exercising control.(F)                  exercising control of management.(nf)

JOINT ACCOUNTS..........  An Existing Fund may not participate    No fundamental or non-fundamental
                          on a joint or a joint and several       restriction
                          basis in any securities trading
                          account.(F)

CAPITALIZATION

     Each Successor Fund will be the accounting successor to the corresponding Existing Fund after consummation of the Reorganization. Accordingly, the pro forma capitalization of the combined funds will be identical to the capitalization of the corresponding Existing Fund, shown in the tables below as of December 31, 2002.

  VONTOBEL U.S. VALUE FUND AND JANUS ADVISER - U.S. VALUE FUND

                                                                  NET ASSET
                                                                  VALUE PER     SHARES
FUND                                                NET ASSETS      SHARE     OUTSTANDING
----                                               ------------   ---------   -----------
Vontobel U.S. Value Fund - Class A...............  $112,302,365    $18.64      6,024,493
Pro Forma Combined - Janus Adviser - U.S. Value
  Fund - Class A (unaudited).....................  $112,302,365    $18.64      6,024,493
Vontobel U.S. Value Fund - Class C...............  $    354,726    $18.60         19,068
Pro Forma Combined - Janus Adviser - U.S. Value
  Fund - Class C (unaudited).....................  $    354,726    $18.60         19,068

  VONTOBEL INTERNATIONAL EQUITY FUND AND JANUS ADVISER - INTERNATIONAL EQUITY
  FUND

                                                                  NET ASSET
                                                                  VALUE PER     SHARES
FUND                                                NET ASSETS      SHARE     OUTSTANDING
----                                                -----------   ---------   -----------
Vontobel International Equity Fund - Class A......  $29,026,186    $11.86      2,448,114
Pro Forma Combined - Janus Adviser - International
  Equity - Class A (unaudited)....................  $29,026,186    $11.86      2,448,114

  Board's recommendation

     For the reasons discussed above under the caption "Reasons for the Reorganization," the Board of Directors of Vontobel Funds, including the directors who are not "interested persons" of the Existing Funds, unanimously approved the Reorganization. In particular, the directors determined that the Reorganization is in the best interests of the Existing Funds. Similarly, the Board of Trustees of the Trust, including the trustees who are not "interested persons" of the Successor Funds, unanimously approved the Reorganization. The trustees also determined that the Reorganization is in the best interests of the Successor Funds.

            THE BOARD OF VONTOBEL FUNDS RECOMMENDS THAT YOU VOTE FOR
                 APPROVAL OF THE REORGANIZATION FOR YOUR FUND.

COMPARISON OF INVESTMENT ADVISORY ARRANGEMENTS

  INVESTMENT ADVISER

     Janus, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to each of the Successor Funds. Janus has contracted with Vontobel, the investment adviser to the Existing Funds, to act as subadviser to the Successor Funds pursuant to a separate subadvisory agreement. Janus (together with its predecessors) has served as investment adviser to Janus Fund since 1970 and currently serves as investment adviser to all of the Janus funds, acts as subadviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

     Janus has overall supervisory responsibility for the investment program of each Successor Fund. Janus also furnishes certain administrative, compliance and accounting services for the Successor Funds, and may be reimbursed by the Successor Funds for its costs in providing those services. In addition, Janus employees serve as officers of the Successor Funds and Janus provides office space for the Successor Funds and pays the salaries, fees and expenses of all Successor Fund officers and those Trustees who are interested persons of Janus.

  SUBADVISER

     Janus has contracted with Vontobel to act as subadviser to the Successor Funds. Vontobel is located at 450 Park Avenue, New York, New York 10022. As subadviser, Vontobel provides day-to-day management of the investment operations of each Successor Fund. Vontobel has been the investment adviser to the Existing Funds since 1990.

     Vontobel is a wholly owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. In addition to U.S. registered investment companies, Vontobel also acts as the adviser to five series of a Luxembourg investment fund that accepts investments from non-U.S. investors only and that was organized by an affiliate of Vontobel. Vontobel has provided investment advisory services to mutual fund clients since 1990. As of June 30, 2003, Vontobel managed in excess of $1.3 billion.

     Edwin Walczak is a Senior Vice President of Vontobel and Portfolio Manager of Janus Adviser - U.S. Value Fund. Mr. Walczak joined Vontobel in 1988 as Vice President and head of US equity research and portfolio management. Mr. Walczak has been the President and Portfolio Manager of Vontobel U.S. Value Fund since the fund's inception in March 1990. He received a Bachelor of Arts in Government from Colby College, a Masters in Art in International Politics and Economics from Columbia University and a Masters in Business Administration in Finance from Columbia University. Mr. Walczak will continue as portfolio manager of Janus Adviser - U.S. Value Fund following the reorganization.

     Rajiv Jain is a Senior Vice President of Vontobel and Portfolio Manager of Janus Adviser - International Equity Fund. Mr. Jain joined Vontobel in 1994 as an equity analyst and Associate Manager of Vontobel's international equity portfolios. Mr. Jain has been the President and Portfolio Manager of Vontobel International Equity Fund since February 2002. He received a Bachelor of Commerce (Honors) from Panjab University, India, a Master's Degree in Finance from the University of Ajmer, India, a Post-Graduate diploma in International Marketing from the Delhi School of Economics, India, and received his Masters in Business Administration from the University of Miami. Mr. Jain will continue as portfolio manager of Janus Adviser - International Equity Fund following the reorganization.

  ADVISORY AGREEMENTS-EXISTING FUNDS

     The following is a summary of the material terms of the Existing Funds' investment advisory agreements with Vontobel (the "Vontobel Advisory Agreements"). The Vontobel Advisory Agreements may be renewed annually provided such renewal is approved annually by: (i) Vontobel Funds' Board of Directors; or
(ii) by a majority vote of the outstanding voting securities of the Vontobel Funds and a majority of the Directors who are not "interested persons" of Vontobel Funds. The Vontobel Advisory Agreements will automatically terminate in the event of their "assignment," as that term is defined in the 1940 Act, and may be terminated without penalty at any time upon 60 days' written notice to the other party by: (i) the majority vote of all the Directors or by vote of a majority of the outstanding voting securities of the Existing Fund; or (ii) Vontobel.

     Under the Vontobel Advisory Agreements, Vontobel provides the Existing Funds with investment management services, subject to the supervision of Vontobel Funds' Board of Directors, and with office space, and pays the ordinary and necessary office and clerical expenses relating to investment research, statistical analysis, supervision of each Existing Fund's portfolio and certain other costs. Vontobel also bears the cost of fees, salaries and other remuneration of Vontobel Funds' directors, officers or employees who are officers, directors, or employees of Vontobel. The Existing Funds are responsible for their other costs and expenses, such as, but not limited to, brokerage fees and commissions in connection with the purchase and sale of securities, legal, auditing, bookkeeping and record keeping services, custodian and transfer agency fees and fees and other costs of registration of the Existing Funds' shares for sale under various state and federal securities laws.

     As compensation for its service as investment adviser for the Existing Funds, Vontobel receives a fee. That fee is payable monthly at an annualized rate that is equal to a percentage of the Existing Fund's average daily net assets. The percentages are set forth below.

     Under the Vontobel Advisory Agreements, the monthly compensation paid to Vontobel is accrued daily at an annual rate of 1.00% on the first $100 million of average daily net assets and 0.75% on average daily net assets in excess of $100 million. The table below shows the total amount of advisory fees that each Existing Fund paid Vontobel for the last three fiscal years.

                                                         YEARS ENDED DECEMBER 31,
                                                    -----------------------------------
                                                    2000 FEES    2001 FEES    2002 FEES
                                                    ----------   ----------   ---------
Vontobel U.S. Value Fund..........................  $  616,564   $1,167,082   $876,616
Vontobel International Equity Fund................  $1,473,957   $  830,594   $361,230

  ADVISORY AGREEMENTS-SUCCESSOR FUNDS

     The Advisory Agreement of each Successor Fund provides that Janus will have overall supervisory responsibility for the investment program of each Successor Fund, provide office space for the Successor Fund, and pay the salaries, fees and expenses of the Successor Fund's officers and of those Trustees who are interested persons of Janus. Janus also may make payments from its own resources to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Successor Funds or other Janus funds or which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus. Janus is also authorized to perform the management and administrative services necessary for the operation of the Successor Funds. As discussed below, Janus has delegated certain of these duties to Vontobel pursuant to a subadvisory agreement between Janus and Vontobel.

     From their own assets, Janus, Janus Distributors LLC or their affiliates may pay retirement plan service providers, brokers, banks, financial advisers and other financial intermediaries fees for providing recordkeep-ing, subaccounting and other administrative services to their customers in connection with investment in the Successor Funds. These fees may be in addition to any distribution, administrative or shareholder servicing fees paid from the Successor Funds' assets to these financial intermediaries.

     The Successor Funds pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest, taxes, trade or other investment company dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Successor Funds' Trustees who are not interested persons of Janus, trade or other investment company organization dues and expenses and other costs of complying with applicable laws regulating the sale of the Successor Funds' shares. Pursuant to the Advisory Agreements, Janus furnishes certain other services, including net asset value determination, portfolio accounting, recordkeeping, and blue sky registration and monitoring services, for which the Successor Funds may reimburse Janus for its costs.

     Each Successor Fund has agreed to compensate Janus for its services by the monthly payment of a fee at the following annual rates:

JANUS ADVISER - U.S. VALUE FUND

                                                               ANNUAL RATE
AVERAGE DAILY NET ASSETS OF FUND                              PERCENTAGE(%)
--------------------------------                              -------------
First $100 Million..........................................      0.96
Increment from $100 Million to $300 Million.................      0.85
Increment over $300 Million.................................      0.75

JANUS ADVISER - INTERNATIONAL EQUITY FUND

                                                               ANNUAL RATE
AVERAGE DAILY NET ASSETS OF FUND                              PERCENTAGE(%)
--------------------------------                              -------------
First $100 Million..........................................      0.99
Increment from $100 Million to $300 Million.................      0.85
Increment over $300 Million.................................      0.75

     Until at least September 30, 2005, provided that Janus remains investment adviser to the Successor Funds, Janus has agreed by contract to waive the advisory fee payable by each Successor Fund in an amount equal to the amount, if any, that such Successor Fund's normal operating expenses in any fiscal year, including the investment advisory fee, but excluding the administrative services fee applicable to Investor Shares and Class I Shares, and the distribution and shareholder servicing fee applicable to Investor Shares, Class I Shares, Class A Shares and Class C Shares, brokerage commissions, interest, taxes and extraordinary expenses, exceed the following annual rates:

                                                              EXPENSE LIMIT
FUND NAME                                                     PERCENTAGE(%)
---------                                                     -------------
Janus Adviser - U.S. Value Fund.............................      0.90%
Janus Adviser - International Equity Fund...................      1.00%

     Janus will be entitled to reimbursement of any advisory fees waived pursuant to the above arrangements for a three year period beginning September 26, 2003, provided that at no time shall the normal operating expenses allocated to the Successor Funds exceed the above percentages during such three year period.

     Each Successor Fund's Advisory Agreement is dated August 5, 2003, and will continue in effect until July 1, 2005, and thereafter from year to year so long as such continuance is approved annually by a majority of the Successor Funds' Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares of that Successor Fund or the Trustees of the Successor Funds. Each Advisory Agreement (i) may be terminated without the payment of any penalty by the Successor Fund or Janus on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including the Trustees who are not interested persons of that Successor Fund or Janus and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Successor Fund.

  SUBADVISORY AGREEMENTS-SUCCESSOR FUNDS

     Under the Subadvisory Agreements, Vontobel is obligated to: (i) make investment decisions on behalf of the Successor Funds; (ii) place all orders for the purchase and sale of investments for the Successor Funds with brokers or dealers selected by Vontobel; (iii) vote all proxies for portfolio securities; and (iv) perform certain limited related administrative functions in connection therewith. The Subadvisory Agreements provide that Vontobel shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Successor Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

     The Successor Funds pay no fees directly to Vontobel as the subadviser. Under the Subadvisory Agreements, Vontobel is compensated with respect to the Successor Funds by Janus at the following annual rates:

JANUS ADVISER - U.S. VALUE FUND

                                                               ANNUAL RATE
AVERAGE DAILY NET ASSETS OF FUND                              PERCENTAGE(%)
--------------------------------                              -------------
First $100 Million..........................................       0.74
Increment between $100 Million and $300 Million.............      0.415
Increment between $300 Million and $500 Million.............      0.365
Increment between $500 Million and $1 Billion...............      0.325
Increment between $1 Billion and $1.4 Billion...............      0.285
Increment equal to or in excess of $1.4 Billion.............      0.215

JANUS ADVISER - INTERNATIONAL EQUITY FUND

                                                               ANNUAL RATE
AVERAGE DAILY NET ASSETS OF FUND                              PERCENTAGE(%)
--------------------------------                              -------------
First $500 Million..........................................      0.408
Increment between $500 Million and $1 Billion...............      0.325
Increment between $1 Billion and $1.4 Billion...............      0.285
Increment equal to or in excess of $1.4 Billion.............      0.215

     Each Subadvisory Agreement is dated August 5, 2003. The initial term of each Subadvisory Agreement will continue until July 1, 2005. Each Subadvisory Agreement is subject to termination by Janus or Vontobel on 60 days' written notice and terminates automatically in the event of its assignment and in the event of termination of the Advisory Agreement with respect to the relevant Successor Fund. Janus and Vontobel have entered into an additional agreement under which Vontobel is restricted from being involved in the investment management or underwriting of registered investment companies that have the same or substantially equivalent investment style to the Existing Funds for a certain period of time. This agreement also provides that Janus would be required to pay certain liquidated damages to Vontobel if a Subadvisory Agreement were terminated during its first three years, other than in certain circumstances constituting cause. In addition, this agreement contemplates that Janus will make certain payments to Vontobel that are designed to provide an incentive for Edwin Walczak, portfolio manager of the Vontobel U.S. Value Fund, to remain at Vontobel. Any payments under this agreement would be made by Janus and not by either of the Existing Funds.

  EXEMPTIVE ORDER APPLICATION

     Janus and the Successor Funds intend to apply for an exemptive order from the SEC that would, subject to certain conditions, permit Janus and the Successor Funds, with the approval of the Trust's Board of Trustees, to retain other subadvisers for the Successor Funds, or subsequently change the subadvisers, or continue the employment of existing subadvisers after events that under the 1940 Act and the relevant subadvisory agreement would otherwise cause an automatic termination of the subadvisory agreement, without submitting the subadvisory agreement, or material amendments to that agreement, to a vote of the shareholders of the relevant Successor Fund. Janus would notify shareholders of a Successor Fund in the event of any change in the identity of the subadviser of that Successor Fund. In addition, the exemptive order would prohibit Janus from entering into subadvisory agreements with affiliates of Janus without shareholder approval, except Janus would be permitted to replace a subadviser that is a wholly-owned subsidiary of Janus with another wholly-owned Janus subsidiary. Although shareholder approval would not be required for the termination of subadvisory agreements, shareholders of a Successor Fund will continue to have the right to terminate such subadvisory agreements for the Successor Fund at any time by a vote of a majority of the outstanding voting securities of the Successor Fund.

     Until or unless the exemptive order is granted, if the subadviser is terminated or otherwise ceases to advise a Successor Fund, the Successor Fund would be required to submit the subadvisory agreement with a new subadviser to the shareholders of the Successor Fund for approval. There is no guarantee that the SEC will grant the exemptive order.

                            MANAGEMENT OF THE TRUST

     The following are the names of the Trustees of the Trust, together with a brief description of their principal occupations during the last five years. Each Trustee has served in that capacity since he or she was originally elected or appointed. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity or removal. The retirement age for Trustees is 72.

                                                                                             NUMBER OF
                                                                                           PORTFOLIOS IN
                                                                                               FUND            OTHER
NAME, AGE AS OF                                LENGTH                                         COMPLEX      DIRECTORSHIPS
DECEMBER 31, 2002             POSITIONS HELD   OF TIME   PRINCIPAL OCCUPATIONS DURING THE   OVERSEEN BY       HELD BY
AND ADDRESS                     WITH FUND      SERVED            PAST FIVE YEARS              TRUSTEE         TRUSTEE
-----------------             --------------   -------   --------------------------------  -------------   -------------
INTERESTED TRUSTEES
Thomas H. Bailey*...........     Trustee       5/03-     Formerly, President (1978- 2002)        61             N/A
100 Fillmore Street                            Present   and Chief Executive Officer
Denver, CO 80206                                         (1994-2002) of Janus or Janus
Age 65                                                   Capital Corporation. Formerly,
                                                         Chairman and Director
                                                         (1978-2002) of Janus Capital
                                                         Corporation; and Director
                                                         (1997-2001) of Janus
                                                         Distributors, Inc.; President
                                                         and Director (1994-2002) of the
                                                         Janus Foundation
Mark B. Whiston.............     Trustee       5/03-     President, Chief Executive               2             N/A
100 Fillmore Street                            Present   Officer and Director Janus
Denver, CO 80206                                         Capital Group Inc. (since
Age 41                                                   1/1/03); President and Chief
                                                         Executive Officer, Janus Capital
                                                         Management LLC (since 9/1/02).
                                                         Formerly, President of Retail
                                                         and Institutional Services,
                                                         Janus (11/00-9/02); Vice
                                                         President and Chief Marketing
                                                         Officer of Janus Capital
                                                         Corporation (Janus' predecessor)
                                                         (3/91-11/00)

---------------

* The Successor Funds will treat Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationship with Janus.

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                                                                        FUND
NAME, AGE AS OF                             LENGTH                                     COMPLEX
DECEMBER 31, 2002          POSITIONS HELD   OF TIME   PRINCIPAL OCCUPATIONS DURING   OVERSEEN BY    OTHER DIRECTORSHIPS
AND ADDRESS                  WITH FUND      SERVED        THE PAST FIVE YEARS          TRUSTEE        HELD BY TRUSTEE
-----------------          --------------   -------   ----------------------------  -------------   -------------------
INDEPENDENT TRUSTEES
Samuel Boyd, Jr. ........     Trustee       8/03-     Manager (since 1978) of              2        Director, World
100 Fillmore Street                         Present   Customer Service Accounting                   Funds, The World
Denver, CO 80206                                      Division, Potomac Electric                    Insurance Trust,
Age 62                                                Power Company, Washington                     Vontobel Funds USA
                                                      D.C.                                          and Satuit Capital
                                                                                                    Management Trust
Thomas I. Florence.......     Trustee       5/03-     Consultant. Formerly,                2        N/A
100 Fillmore Street                         Present   President Morningstar
Denver, CO 80206                                      Investment Services (3/00-
Age 40                                                12/02) and Managing
                                                      Director, Pilgrim Baxter &
                                                      Associates (12/96-3/00)
Arthur F. Lerner.........     Trustee       5/03-     Retired. Formerly, Senior            2        Director, Sthenos
100 Fillmore Street                         Present   Vice President Arnhold and                    Capital (United
Denver, CO 80206                                      S. Bleichroeder (investment                   Kingdom)
Age 61                                                manager) (12/69-1/03)
Dennis B. Mullen.........     Trustee       5/03-     Private Investor. Formerly          61        Director, Red Robin
100 Fillmore Street                         Present   (1997-1998) Chief Financial                   Gourmet Burgers,
Denver, CO 80206                                      Officer-Boston Market                         Inc.
Age 59                                                Concepts, Boston Chicken
                                                      Inc., Golden, CO (a
                                                      restaurant chain)
James T. Rothe...........     Trustee       5/03-     Professor of Business,              61        Director, Optika,
100 Fillmore Street                         Present   University of Colorado,                       Inc. and Neocore
Denver, CO 80206                                      Colorado Springs, CO (since                   Corp.
Age 59                                                2002). Formerly,
                                                      Distinguished Visiting
                                                      Professor of Business (2001-
                                                      2002), Thunderbird (American
                                                      Graduate School of
                                                      International Management),
                                                      Phoenix, AZ; and Principal
                                                      (1988-1999) of
                                                      Phillips-Smith Retail Group,
                                                      Addison, TX (a venture
                                                      capital firm)
Maureen T. Upton.........     Trustee       5/03-     Formerly, Director of Sales          2        N/A
100 Fillmore Street                         Present   and Marketing, Intelligent
Denver, CO 80206                                      Markets, Inc. (3/00-3/03);
Age 38                                                Associate Equities Division,
                                                      Goldman Sachs & Co.
                                                      (8/98-1/00)

     The Successor Fund's officers are elected annually by the Trustees for a one-year term. Certain officers also serve as officers of three other registered investment companies advised by Janus: Janus Investment Fund, Janus Adviser Series and Janus Aspen Series.

NAME, AGE AS OF                                          TERM OF OFFICE*
DECEMBER 31, 2002                      POSITIONS HELD     AND LENGTH OF          PRINCIPAL OCCUPATIONS
AND ADDRESS                              WITH FUNDS        TIME SERVED        DURING THE PAST FIVE YEARS
-----------------                    ------------------  ---------------  -----------------------------------
Thomas A. Early....................  Vice President and  5/03-Present     Senior Vice President, General
100 Fillmore Street                  General Counsel                      Counsel, Chief Corporate Affairs
Denver, CO 80206                                                          Officer, and Secretary of Janus
Age 47                                                                    Capital and Janus Capital Group
                                                                          Inc.; Vice President, General
                                                                          Counsel and Secretary of Janus
                                                                          Services LLC, Janus Capital
                                                                          International LLC, Janus
                                                                          Institutional Services LLC, Janus
                                                                          Distributors LLC and the Janus
                                                                          Foundation; Vice President, General
                                                                          Counsel and Director to Janus
                                                                          International (Asia) Limited and
                                                                          Janus International Limited;
                                                                          Director for Janus Capital Trust
                                                                          Manager Limited, Janus World
                                                                          Principal Protected Funds and Janus
                                                                          World Funds; and Board member of
                                                                          Janus Global Funds SPC. Formerly,
                                                                          Interim Director of Janus Capital
                                                                          (2002-2003); Director (2001) of
                                                                          Janus Distributors, Inc. and Janus
                                                                          Services, Inc.; General Counsel,
                                                                          Secretary and Director (2000-2002)
                                                                          of Janus International Holding,
                                                                          Inc.; Executive Vice President and
                                                                          General Counsel (1997-1998) of
                                                                          Prudential Investments Fund
                                                                          Management LLC.
Bonnie M. Howe.....................  Vice President      5/03-Present     Vice President and Assistant
100 Fillmore Street                                                       General Counsel to Janus, Janus
Denver, CO 80206                                                          Distributors LLC and Janus Services
Age 37                                                                    LLC. Formerly, Assistant Vice
                                                                          President (1997-1999) and Associate
                                                                          Counsel (1995-1999) for Janus
                                                                          Capital Corporation and Assistant
                                                                          Vice President (1998-2000) for
                                                                          Janus Service Corporation.
Anita E. Falicia...................  Vice President,     5/03-Present     Vice President of Investment
100 Fillmore Street                  Chief Financial                      Accounting of Janus. Formerly,
Denver, CO 80206                     Officer and                          Assistant Vice President
Age 34                               Principal                            (2000-2002) of Investment
                                     Accounting Officer                   Accounting of Janus Capital or
                                                                          Janus Capital Corporation; Director
                                                                          (1999-2000) of Investment
                                                                          Accounting of Janus Capital
                                                                          Corporation; and Director
                                                                          (1997-1999) of Fund Accounting of
                                                                          Janus Capital Corporation.
Kelley Abbott Howes................  Vice President and  5/03-Present     Vice President of Domestic Funds
100 Fillmore Street                  Secretary                            and Assistant General Counsel of
Denver, CO 80206                                                          Janus Capital; Vice President and
Age 37                                                                    Assistant General Counsel of Janus
                                                                          Distributors LLC and Janus Services
                                                                          LLC. Formerly, Assistant Vice
                                                                          President (1997-1999) of Janus
                                                                          Capital Corporation; Chief
                                                                          Compliance Officer, Director and
                                                                          President (1997-1999) of Janus
                                                                          Distributors, Inc.; and Assistant
                                                                          Vice President (1998-2000) of Janus
                                                                          Service Corporation.

NAME, AGE AS OF                                          TERM OF OFFICE*
DECEMBER 31, 2002                      POSITIONS HELD     AND LENGTH OF          PRINCIPAL OCCUPATIONS
AND ADDRESS                              WITH FUNDS        TIME SERVED        DURING THE PAST FIVE YEARS
-----------------                    ------------------  ---------------  -----------------------------------
David R. Kowalski..................  Vice President and  5/03-Present     Vice President and Chief Compliance
100 Fillmore Street                  Chief Compliance                     Officer of Janus and Janus
Denver, CO 80206                     Officer                              Distributors LLC; and Assistant
Age 45                                                                    Vice President of Janus Services
                                                                          LLC. Formerly, Senior Vice
                                                                          President and Director (1985-2000)
                                                                          of Mutual Fund Compliance for Van
                                                                          Kampen Funds.
Loren M. Starr.....................  President and       5/03-Present     Senior Vice President and Chief
100 Fillmore Street                  Chief Executive                      Financial Officer of Janus Capital
Denver, CO 80206                     Officer                              and Janus Capital Group Inc., Janus
Age 41                                                                    Services LLC, Janus Distributors
                                                                          LLC, Janus Capital International
                                                                          LLC and Janus Institutional
                                                                          Services LLC; Vice President,
                                                                          Treasurer, Chief Financial Officer
                                                                          and Director of Janus International
                                                                          Limited; Director of Janus Capital
                                                                          Trust Manager Limited, Janus World
                                                                          Principal Protected Funds, Janus
                                                                          International (Asia) Limited and
                                                                          Janus World Funds, and Board member
                                                                          of Janus Global Funds SPC.
                                                                          Formerly, Interim Director of Janus
                                                                          Capital (2002-2003); Vice President
                                                                          of Finance, Treasurer, Chief
                                                                          Financial Officer (2001-2002) for
                                                                          Janus International Holding, Inc.;
                                                                          Managing Director, Treasurer and
                                                                          Head of Corporate Finance and
                                                                          Reporting (1998-2001) for Putnam
                                                                          Investments; and Senior Vice
                                                                          President of Financial Planning and
                                                                          Analysis (1996-1998) for Lehman
                                                                          Brothers, Inc.
Heidi J. Walter....................  Vice President      5/03-Present     Vice President and Assistant
100 Fillmore Street                                                       General Counsel to Janus and Janus
Denver, CO 80206                                                          Services LLC. Formerly, Vice
Age 35                                                                    President and Senior Legal Counsel
                                                                          (1995-1999) for Stein Roe &
                                                                          Farnham, Inc.

---------------

* Officers are elected annually by the Trustees for a one-year term.

  AUDIT COMMITTEE

     The Board of Trustees has an Audit Committee, consisting of Messrs. Florence, Lerner and Mullen, none of whom are "interested persons" of the Trust. Under the terms of its charter, the Audit Committee reviews the financial reporting process, the system of internal control, the audit process, and the Successor Funds' process for monitoring compliance with investment restrictions and applicable laws and the Successor Funds' Code of Ethics. The Committee's review of the audit process includes, among other things, the appointment, compensation and oversight of the auditors and pre-approval of all audit and non-audit services above a certain cost threshold.

  TRUSTEE SHARE OWNERSHIP

     The table below gives the dollar range of shares of all funds advised and sponsored by Janus (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2002. As of December 31, 2002, none of the

Trustees owned shares of the Successor Funds as the Successor Funds will not commence operations until the Reorganization has been consummated.

                                                      AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                        IN ALL REGISTERED INVESTMENT COMPANIES
NAME OF TRUSTEE                                           OVERSEEN BY TRUSTEE IN JANUS FUNDS
---------------                                       -------------------------------------------
Interested Trustees
  Thomas H. Bailey................................... Over $100,000
  Mark B. Whiston.................................... Over $100,000
Independent Trustees
  Samuel Boyd, Jr. .................................. None
  Thomas I. Florence................................. $10,001-$50,000
  Arthur F. Lerner................................... Over $100,000
  Dennis B. Mullen................................... Over $100,000
  James T. Rothe..................................... Over $100,000
  Maureen T. Upton................................... $1-$10,000

     As of December 31, 2002, none of the Independent Trustees or their immediate family members owned shares of Janus, Janus Distributors or their control persons.

  TRUSTEE COMPENSATION

     The following table shows the aggregate compensation earned by and paid to each Trustee by the Successor Funds and all Janus Funds for the periods indicated. None of the Trustees receives pensions or retirement benefits from the Successor Funds or other Janus Funds.

                                 AGGREGATE COMPENSATION FROM THE     AGGREGATE COMPENSATION FROM THE
                                  FUNDS FOR FISCAL YEAR ENDING     JANUS FUNDS FOR CALENDAR YEAR ENDED
NAME OF PERSON, POSITION              FEBRUARY 29, 2004(1)                 DECEMBER 31, 2002(2)
------------------------         -------------------------------   ------------------------------------
Interested Trustees
  Thomas H. Bailey(3)..........              $     0                             $      0
  Mark B. Whiston(4)...........              $     0                             $      0
Independent Trustees
  Samuel Boyd, Jr.(4)..........              $45,000                             $      0
  Thomas I. Florence(4)........              $45,000                             $      0
  Arthur F. Lerner(4)..........              $45,000                             $      0
  Dennis B. Mullen.............              $45,000                             $183,667
  James T. Rothe...............              $45,000                             $176,667
  Maureen T. Upton(4)..........              $45,000                             $      0

---------------

(1) Since the Successor Funds had not commenced operations as of February 28, 2003, no fees were paid during this fiscal year. The aggregate compensation from the Successor Funds is estimated for the period ending February 29, 2004 and for the Successor Funds' first full year March 1, 2004 through February 28, 2005 as follows: Samuel Boyd, Jr. $50,000; Thomas I. Florence $50,000; Arthur F. Lerner $50,000; Dennis B. Mullen $50,000; James T. Rothe $50,000; and Maureen T. Upton $50,000.

(2) As of December 31, 2002, Janus Funds consisted of three registered investment companies comprised of a total of 59 funds.

(3) Mr. Bailey is being treated as an interested person of the Successor Funds and Janus and is compensated by Janus.

(4) Messrs. Whiston, Florence, Lerner and Ms. Upton were appointed as Trustees of the Trust on May 9, 2003, and Mr. Boyd was appointed as Trustee of the Trust on August 5, 2003. Messrs. Boyd, Whiston,

    Florence, Lerner and Ms. Upton did not serve as Trustees of any Janus Funds prior to those dates, and therefore did not receive any compensation from the Janus Funds prior to September 26, 2003.

  INDEPENDENT ACCOUNTANTS

     The Trust has retained PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, as the independent accountants for the Successor Funds for the fiscal year ending December 31, 2003. Because the Trust and the Successor Funds were recently formed, the Trust has not paid PricewaterhouseCoopers LLP any audit or audit related fees, any fees in connection with the preparation of tax returns or tax compliance or any other fees of financial statements for the Successor Funds.

  INDEPENDENT PUBLIC AUDITORS

     Vontobel Funds has retained Tait, Weller & Baker, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19102, as the independent auditors for the Existing Funds for the fiscal year ending December 31, 2003. Representatives of Tait, Weller & Baker are not expected to be present at the Meeting.

  AUDIT FEES

     Vontobel Funds estimates that the aggregate fees billed by Tait, Weller & Baker for professional services rendered in connection with (i) the audit of the annual financial statements set forth in Vontobel Funds' Annual Report for the year ended December 31, 2002 and (ii) Vontobel Funds' Semi-Annual Report for the period ended June 30, 2002 were approximately $56,500.

  FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES

     For the fiscal year ended December 31, 2002, Tait, Weller & Baker received no fees for financial information systems design and implementation on behalf of Vontobel Funds and Vontobel.

  ALL OTHER FEES

     For the fiscal year ended December 31, 2002, Tait, Weller & Baker was also paid approximately $5,500 for all other non-audit services rendered on behalf of Vontobel Funds, which consisted of assisting in the preparation and/or review of the federal income tax returns of each of its series and received no fees for providing other non-audit services from Vontobel.

     Vontobel Funds' Audit Committee has considered whether the provision of non-audit services in connection with the preparation and review of income tax returns as shown above is compatible with maintaining Tait, Weller & Baker's independence.

                                 VOTING MATTERS

GENERAL INFORMATION

     This solicitation is being made primarily by the mailing of this Proxy Statement/Prospectus and the accompanying proxy card. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile, electronic means or by personal interview by representatives of Janus. In addition, Georgeson Shareholder Communications Inc. ("GS"), a professional proxy solicitor, may be paid to solicit shareholders of the Existing Fund. The total cost of such services is estimated to be $7,220. The cost of preparing, printing and mailing the Proxy Statement/Prospectus, and all other costs incurred in connection with the solicitation of proxies, including the fees of GS, will be paid by Janus. Janus also will reimburse brokerage firms and other financial intermediaries for their reasonable expenses in forwarding solicitation materials to the beneficial owners of shares.

     The Trust and Vontobel Funds may arrange to have proxies authorized by telephone. If the Trust and Vontobel Funds solicit proxies by telephone, they will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize voting in accordance with their instructions and to confirm that their instructions have been properly recorded. Telephonic proxies may be revoked in the same manner as proxies voted by mail may be revoked.

     The Trust and Vontobel Funds may also arrange to have proxies authorized over the Internet. In order to use this feature, you should follow the instructions set forth on your proxy card(s). You will be prompted to follow a simple set of instructions. Internet proxies may be revoked in the same manner as proxies voted by mail may be revoked.

VOTING RIGHTS AND REQUIRED VOTE

     The Shareholders of each Existing Fund will vote separately on the Plan. Shareholders of each Existing Fund are entitled to one vote for each full share held. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to Vontobel Funds a written notice of revocation or a subsequently executed proxy or by attending the Special Meeting and voting in person.

     A majority of the issued and outstanding shares of each Existing Fund entitled to vote constitutes a quorum at the Special Meeting as to that Existing Fund. Each shareholder will be entitled to one vote for each share of an Existing Fund held on the close of business on August 8, 2003 (the "Record Date") and a fractional vote for each fractional share held at that time. Approval of the Plan (and therefore the Reorganization) as to an Existing Fund will require the affirmative vote of a majority of the outstanding voting securities of the Existing Fund (within the meaning of the 1940 Act). Under the 1940 Act, "a majority of the outstanding voting securities" of a registered investment company means the affirmative vote by holders of the lesser of either
(i) 67% or more of the outstanding voting securities of such company present at a meeting, if the holders of more than 50% of the outstanding voting securities of such company are present in person or represented by proxy or (ii) more than 50% of the outstanding voting securities of such company. On the Record Date, there were 3,586,286 outstanding shares of Vontobel U.S. Value Fund and 1,988,720 outstanding shares of Vontobel International Equity Fund.

     Each shareholder of an Existing Fund is asked to sign and return the enclosed proxy card to indicate their voting instructions. You may, however, revoke your proxy by executing another proxy, by giving written notice of such revocation to Vontobel Funds or by attending the Special Meeting and voting by ballot at that meeting. If you return a signed proxy card without indicating voting instructions, your shares will be voted in favor of the Plan. If any other matter is properly placed before the Special Meeting, your shares will be voted in accordance with the recommendation of the Board of Directors. Vontobel Funds and the Trust have no knowledge of any other matters which may be presented to the Special Meeting and, under corporate law, a special meeting is generally called solely for the purpose specified in the Notice.

     Vontobel Funds will include abstentions and broker non-votes for purposes of determining whether a quorum is present at the Special Meeting. Under Maryland law, abstentions do not constitute a vote "for" or "against" a matter. Broker non-votes will be deemed to be abstentions. Due to the requirement that the Plan be approved as to an Existing Fund by the affirmative vote of a majority of the outstanding voting securities of the Existing Fund (within the meaning of the 1940 Act), abstentions and broker non-votes have the effect of a vote against the Plan.

     If sufficient votes of an Existing Fund in favor of the Plan are not received by the time scheduled for the Special Meeting, the holders of shares present in person or by proxy at the Special Meeting and entitled to vote at the Special Meeting, whether or not sufficient to constitute a quorum, may adjourn the Special Meeting as to that Existing Fund by the affirmative vote of a majority of votes cast on the matter. The persons named as proxies will vote in favor of such adjournment if they determine that each adjournment and additional solicitation are reasonable and in the interests of shareholders. Abstentions and broker non-votes are not considered to be voted at the Special Meeting and will have no effect on the matter of adjournment. Any business that might have been transacted at a meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by Janus. If sufficient votes of an Existing Fund in favor of the Plan have been received, the Special Meeting may be concluded as to that Fund, notwithstanding the fact that the Special Meeting may be adjourned as to the other Existing Fund.

SHAREHOLDER PROPOSALS

     Vontobel Funds does not hold annual or regular meetings of shareholders. A shareholder proposal intended to be presented at any subsequent meeting of the shareholders of the Vontobel Funds must be received by Vontobel Funds a reasonable time before the Board of Directors makes the solicitation relating to such meeting in order to be included in Vontobel Fund's proxy statement and forms of proxy relating to that meeting. Shareholder proposals to be presented at any subsequent meeting of shareholders, other than shareholder proposals submitted for inclusion in Vontobel Funds' proxy statement and form of proxy relating to such meeting, must be received by Vontobel Funds a reasonable time before such meeting.

SHARE OWNERSHIP

  VONTOBEL U.S. VALUE FUND AND VONTOBEL INTERNATIONAL EQUITY FUND

     Officers and Directors of Vontobel Funds as a group own less than 1% of the outstanding Class A Shares and Class C Shares of each Existing Fund. As of August 8, 2003, the percentage ownership of each entity owning more than 5% of the outstanding shares of each Existing Fund is listed below:

                                                       SHAREHOLDER AND          PERCENTAGE
FUND NAME                                             ADDRESS OF RECORD         OWNERSHIP
---------                                             -----------------         ----------
Vontobel U.S. Value Fund                       Charles Schwab & Co Inc            35.53%
                                               Attn: Mutual Funds Dept
                                               101 Montgomery Street
                                               San Francisco, CA 94104
                                               Bank J Vontobel AG                  9.52%
                                               Attn: Corporate Actions
                                               Bahnhofstrassse #3
                                               CH-8022 Zurich
                                               Switzerland
Vontobel International Equity Fund             Charles Schwab & Co Inc            45.53%
                                               Attn: Mutual Funds Dept
                                               101 Montgomery Street
                                               San Francisco, CA 94104
                                               Bank J Vontobel AG                  5.95%
                                               Attn: Corporate Actions
                                               Bahnhofstrassse #3
                                               CH-8022 Zurich
                                               Switzerland
                                               Canada Life Insurance Co            5.02%
                                               Segregated Funds TWR 2-15
                                               19901 Scarth Street
                                               Regina Saskatchewan
                                               S4P 4L4 Canada

  JANUS ADVISER - U.S. VALUE FUND AND JANUS ADVISER - INTERNATIONAL EQUITY FUND

     No shares of Janus Adviser - U.S. Value Fund and Janus
Adviser - International Equity Fund were outstanding as of August 8, 2003.

                             AVAILABLE INFORMATION

     The Trust and each series thereof and Vontobel Funds and each series thereof are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and in accordance therewith files reports, proxy material and other information with the SEC. Such reports, proxy material and other information can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such material also can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

                                                                      APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 26th day of August, 2003, by and between Janus Adviser, a Delaware statutory trust (the "Trust"), on behalf of U.S. Value Fund and International Equity Fund series of the Trust (each a "Successor Fund" and collectively, the "Successor Funds"), and Vontobel Funds, Inc., a Maryland corporation (the "Corporation"), on behalf of the Vontobel U.S. Value Fund and Vontobel International Equity Fund series of the Corporation (each a "Predecessor Fund" and collectively, the "Predecessor Funds").

     All references in this Agreement to action taken by the Predecessor Funds or the Successor Funds shall be deemed to refer to action taken by the Corporation or the Trust, respectively.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer by each Predecessor Fund of all or substantially all of its assets to the corresponding Successor Fund, in exchange solely for shares of beneficial interest in the corresponding Successor Fund (in the case of Janus Adviser - U.S. Value Fund, the "Janus Value Fund Shares" and in the case of Janus Adviser - International Equity Fund, the "Janus International Fund Shares") having a net asset value equal to the net asset value of the Predecessor Fund, the assumption by each Successor Fund of all the known liabilities of the corresponding Predecessor Fund, and the distribution of the Janus Value Fund Shares and the Janus International Fund Shares to the shareholders of the applicable Predecessor Fund in complete liquidation of the Predecessor Funds as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

     WHEREAS, the Board of Directors of the Corporation has determined that it is in the best interest of each Predecessor Fund that the assets of each Predecessor Fund be acquired by the corresponding Successor Fund pursuant to this Agreement and in accordance with the applicable statutes of the State of Maryland and the State of Delaware and that the interests of existing shareholders will not be diluted as a result of this transaction;

     WHEREAS, the Board of Trustees of the Trust has determined that it is in the best interest of each Successor Fund that the assets of the corresponding Predecessor Fund be acquired by each Successor Fund pursuant to this Agreement and in accordance with the applicable statutes of the State of Maryland and the State of Delaware and that the interests of existing shareholders will not be diluted as a result of this transaction;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.  PLAN OF REORGANIZATION

     1.1 Subject to the requisite approval of the Predecessor Funds' shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Corporation shall transfer all or substantially all of the assets of each Predecessor Fund, as set forth in paragraph 1.2, to the corresponding Successor Fund, and the Trust shall (i) cause the Successor Funds to deliver to the Corporation a number of full and fractional Janus Value Fund Shares and Janus International Fund Shares equal to the number of shares of the corresponding Predecessor Fund, as of the time and date set forth in Article 2 and (ii) assume all the known liabilities of the Predecessor Funds, as set forth in paragraph 1.2. Such transactions shall take place at the closing provided for in paragraph 2.1 (the "Closing").

     1.2 The assets of each Predecessor Fund to be acquired by the corresponding Successor Fund shall consist of all property, including, without limitation, all cash, securities, commodities and futures interests, and dividends or interest receivable that are owned by such Predecessor Fund and any deferred or prepaid expenses shown as an asset on the books of the Predecessor Fund on the closing date provided in paragraph 2.1

(the "Closing Date"). All known liabilities, expenses, costs, charges and reserves of each Predecessor Fund, to the extent that they exist at or after the Closing, shall after the Closing attach to the corresponding Successor Fund, and may be enforced against such Successor Fund to the same extent as if the same had been incurred by the Successor Fund.

     1.3 Each Predecessor Fund will distribute pro rata to its shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Current Shareholders"), the applicable Janus Value Fund Shares and Janus International Fund Shares received by the Corporation pursuant to paragraph 1.1. Such distribution and liquidation will be accomplished by the transfer of Janus Value Fund Shares and Janus International Fund Shares then credited to the accounts of the applicable Predecessor Fund on the books of the corresponding Successor Fund to open accounts on the share records of the corresponding Successor Fund in the names of the applicable Current Shareholders and representing the respective pro rata number of Janus Value Fund Shares and Janus International Fund Shares, as applicable, of the corresponding class due such shareholders. All issued and outstanding shares of each Predecessor Fund will simultaneously be canceled on the books of the Corporation. The Successor Funds shall not issue certificates representing the Janus Value Fund Shares and Janus International Fund Shares, as applicable, in connection with such exchange. Ownership of Janus Value Fund Shares and Janus International Fund Shares will be shown on the books of the Trust's transfer agent. As soon as practicable after the Closing, the Corporation shall take all steps necessary to effect a complete liquidation of the Predecessor Funds.

     1.4 Any reporting responsibility of the Predecessor Funds including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Predecessor Funds.

     1.5 All books and records of each Predecessor Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations thereunder, shall be available to the corresponding Successor Fund from and after the Closing Date and shall be turned over to such Successor Fund as soon as practicable following the Closing Date.

2.  CLOSING AND CLOSING DATE

     2.1 The Closing Date shall be September 26, 2003, or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m. New York Time. The Closing shall be held at the offices of Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206-4928, or at such other time and/or place as the parties may agree.

     2.2 The Corporation shall direct Brown Brothers Harriman & Co. (the "Custodian"), as custodian for the Predecessor Funds, to deliver, at the Closing, a certificate of an authorized officer stating that (i) assets shall have been delivered in proper form to the Successor Funds prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Each Predecessor Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Custodian to the custodian for the Successor Funds no later than five business days preceding the Closing Date, and shall be transferred and delivered by each Predecessor Fund as of the Closing Date for the account of the corresponding Successor Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver, as of the Closing Date, by book entry, in accordance with the customary practices of the Custodian and the securities depositories (as defined in Rule 17f-4 under the 1940 Act) in which each Predecessor Fund's assets are deposited, each Predecessor Fund's assets deposited with such depositories. The cash to be transferred by the Predecessor Funds shall be delivered by wire transfer of federal funds on the Closing Date.

     2.3 The Corporation shall cause Fund Services, Inc. (the "Transfer Agent"), transfer agent of the Predecessor Funds, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Current Shareholders and the number and percentage ownership of outstanding shares of each Predecessor Fund owned by each such shareholder immediately prior to the Closing. The Successor Funds shall issue and deliver a confirmation evidencing the Janus Value Fund Shares and the Janus International Fund Shares to be credited on the Closing Date to the Secretary of the Corporation or provide evidence satisfactory to the Corporation that such Janus Value Fund Shares and Janus International Fund Shares have been credited to the accounts of the corresponding Predecessor Fund on the books of the applicable Successor Fund. At the Closing, each party shall deliver to the other such bills of sales, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     2.4 (i) The value of the assets of each Predecessor Fund shall be the value of such assets computed as of immediately after the close of regular trading of the New York Stock Exchange and after the declaration of any dividends on the Closing Date, using the valuation procedures set forth in the Trust's Trust Instrument and its prospectus and statement of additional information, together with any other valuation procedures established by the trustees of the Trust.

        (ii) The net asset value of each Janus Value Fund Share and each Janus International Fund Share shall be determined at the close of regular trading of the New York Stock Exchange, using the valuation procedures set forth in the Trust's Trust Instrument and its prospectus and statement of additional information, together with any other valuation procedures established by the trustees of the Trust.

        (iii) The number of Janus Value Fund Shares and Janus International Fund Shares to be issued (including fractional shares, if any) in exchange for the assets of the corresponding Predecessor Fund shall be determined by dividing the value of the applicable Predecessor Fund's net assets determined using the valuation procedures referred to in paragraph 2.4(i), by the net asset value of a Janus Value Fund Share or a Janus International Fund Share, as applicable, determined in accordance with paragraph 2.4(ii).

        (iv) All computations of value shall be made by or under the direction of the Predecessor Funds' and the Successor Funds' respective record keeping agents, if applicable, and shall be subject to review by the Predecessor Funds' record keeping agent and by the Predecessor Funds' and the Successor Funds' respective independent accountants.

3.  REPRESENTATIONS AND WARRANTIES

     3.1 The Corporation, on behalf of the Predecessor Funds, hereby represents and warrants to the Successor Funds as follows:

        (i) the Corporation is duly incorporated, validly existing and in good standing under the laws of the State of Maryland and has full power and authority to conduct its business as presently conducted;

        (ii) the Corporation has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Predecessor Funds;

        (iii) the execution and delivery of this Agreement on behalf of the Predecessor Funds and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Corporation or the shareholders of the Predecessor Funds (other than as contemplated in paragraph 4.2(v)) are necessary to authorize this Agreement and the transactions contemplated hereby;

        (iv) this Agreement has been duly executed by the Corporation on behalf of the Predecessor Funds and constitutes their valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

        (v) neither the execution and delivery of this Agreement by the Corporation on behalf of the Predecessor Funds, nor the consummation by the Corporation on behalf of the Predecessor Funds of the transactions contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both) a breach of or default under, the Articles of Incorporation or By-Laws of the Corporation, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Corporation is a party or by which the Corporation or any of its assets is subject or bound;

        (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Corporation on behalf of the Predecessor Funds or the consummation of any transactions contemplated hereby by the Corporation, other than as shall be obtained at or prior to the Closing;

        (vii) The current prospectus and statement of additional information of the Predecessor Funds and each prospectus and statement of additional information of the Predecessor Funds used at all times prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act") and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

        (viii) On the Closing Date, the Corporation, on behalf of the Predecessor Funds, will have good and marketable title to the assets and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Trust, on behalf of the Successor Funds, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Successor Funds;

        (ix) The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Corporation, on behalf of the Predecessor Funds, is a party or by which it is bound;

        (x) All material contracts or other commitments of the Predecessor Funds (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Predecessor Funds on or prior to the Closing Date;

        (xi) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Successor Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Predecessor Funds or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Corporation, on behalf of the Predecessor Funds, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

        (xii) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Predecessor Funds at December 31, 2002 have been audited by Tait, Weller & Baker, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Successor Funds) present fairly, in all material respects, the financial condition of the Predecessor Funds as of such date in accordance with GAAP, and there are no known contingent liabilities of the Predecessor Funds required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

        (xiii) Since December 31, 2002, there has not been any material adverse change in the Predecessor Funds' financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Predecessor Funds of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Successor Funds.

For the purposes of this subparagraph (j), a decline in net asset value per share of the Predecessor Funds due to declines in market values of securities in the Predecessor Funds' portfolio, the discharge of Predecessor Funds liabilities, or the redemption of Predecessor Funds shares by shareholders of the Predecessor Funds shall not constitute a material adverse change;

        (xiv) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Predecessor Funds required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Predecessor Funds' knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

        (xv) For each taxable year of their operation (including the taxable year ending on the Closing Date), the Predecessor Funds have met the requirements of Subchapter M of the Code for qualification as a regulated investment company and have elected to be treated as such, have been eligible to and have computed (or will compute) their federal income tax under Section 852 of the Code, and will have distributed all of their investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of their investment company taxable income and net capital gain for the period ending on the Closing Date;

        (xvi) All issued and outstanding shares of the Predecessor Funds are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Corporation. All of the issued and outstanding shares of the Predecessor Funds will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Predecessor Funds, as provided in paragraph 2.3. The Predecessor Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Predecessor Funds, nor is there outstanding any security convertible into any of the Predecessor Funds' shares; and

        (xvii) The information to be furnished by the Predecessor Funds for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

     3.2 The Trust, on behalf of the Successor Funds, hereby represents and warrants to the Predecessor Funds as follows:

        (i) The Trust is duly organized, validly existing and in good standing under the laws of the State of Delaware and has full power and authority to conduct its business as presently conducted. The Trust is a newly formed entity and shall not have commenced operations prior to the Closing Date;

        (ii) the Trust has full power and authority to execute, deliver and carry out the terms of this Agreement on behalf of the Successor Funds;

        (iii) the execution and delivery of this Agreement on behalf of the Successor Funds and the consummation of the transactions contemplated hereby are duly authorized and no other proceedings on the part of the Trust or the shareholders of the Successor Funds are necessary to authorize this Agreement and the transactions contemplated hereby;

        (iv) this Agreement has been duly executed by the Trust on behalf of the Successor Funds and constitutes its valid and binding obligation, enforceable in accordance with its terms, subject to applicable bankruptcy, reorganization, insolvency, moratorium and other rights affecting creditors' rights generally, and general equitable principles;

        (v) neither the execution and delivery of this Agreement by the Trust on behalf of the Successor Funds, nor the consummation by the Trust on behalf of the Successor Fund of the transactions contemplated hereby will conflict with, result in a breach or violation of or constitute (or with notice, lapse of time or both constitute) a breach of or default under, the Trust Instrument or By-Laws of the Trust, as each may be amended, or any statute, regulation, order, judgment or decree, or any instrument, contract or other agreement to which the Trust is a party or by which the Trust or any of its assets is subject or bound;

        (vi) no authorization, consent or approval of any governmental or other public body or authority or any other party is necessary for the execution and delivery of this Agreement by the Trust on behalf of the Successor Funds or the consummation of any transactions contemplated hereby by the Trust, other than as shall be obtained at or prior to the Closing;

        (vii) The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Successor Funds, is a party or by which it is bound;

        (viii) Except as otherwise disclosed in writing to and accepted by the Corporation, on behalf of the Predecessor Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Successor Funds or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Successor Funds, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

        (ix) All issued and outstanding shares of the Successor Funds are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust. The Successor Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any shares of the Successor Funds, nor is there outstanding any security convertible into any shares of the Successor Funds; and

        (x) The Janus Value Fund Shares and the Janus International Fund Shares to be issued and delivered to the Predecessor Funds, for the account of the applicable Current Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued shares of the Successor Funds, and will be fully paid and non-assessable.

4.  CONDITIONS PRECEDENT

     4.1 The obligations of the Corporation on behalf of the Predecessor Funds to effectuate the Reorganization shall be subject to the satisfaction of the following conditions:

        (i) The Trust shall have filed with the Commission a registration statement on Form N-14 under the 1933 Act and such amendment or amendments thereto as are determined by the Board of Trustees of the Trust to be necessary and appropriate to effect the registration of the Janus Value Fund Shares and the Janus International Fund Shares (the "Registration Statement"), and the Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

        (ii) The applicable Janus Value Fund Shares and the Janus International Fund Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

        (iii) All representations and warranties of the Trust on behalf of the Successor Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Corporation on behalf of the Predecessor Funds shall have received a certificate of an officer of the Trust acting on behalf of the Successor Funds to that effect in form and substance reasonably satisfactory to the Corporation on behalf of the Predecessor Funds; and

        (iv) The Corporation on behalf of the Predecessor Funds shall have received an opinion from Goodwin Procter LLP regarding certain tax matters in connection with the Reorganization.

     4.2 The obligations of the Trust on behalf of the Successor Funds to effectuate the Reorganization shall be subject to the satisfaction of the following conditions:

        (i) The Trust shall have filed the Registration Statement with the Commission, and the Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (and not withdrawn or terminated);

        (ii) The applicable Janus Value Fund Shares and the Janus International Fund Shares shall have been duly qualified for offering to the public in all states in which such qualification is required for consummation of the transactions contemplated hereunder;

        (iii) All representations and warranties of the Corporation on behalf of the Predecessor Funds contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing, with the same force and effect as if then made, and the Trust on behalf of the Successor Funds shall have received a certificate of an officer of the Corporation acting on behalf of the Predecessor Funds to that effect in form and substance reasonably satisfactory to the Trust on behalf of the Successor Funds;

        (iv) The Trust on behalf of each of the Successor Funds shall have received an opinion from Goodwin Procter LLP regarding certain tax matters in connection with the Reorganization; and

        (v) The shareholders of the Predecessor Funds shall have approved this Agreement at a special meeting of the shareholders of the Predecessor Funds.

5.  COVENANTS OF THE PREDECESSOR FUNDS AND THE SUCCESSOR FUNDS

     5.1 The Successor Funds and the Predecessor Funds covenant to operate their respective business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     5.2 The Predecessor Funds covenant to call a meeting of the shareholders of the Predecessor Funds to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     5.3 The Predecessor Funds covenant that the Janus Value Fund Shares and the Janus International Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     5.4 The Predecessor Funds will assist the Successor Funds in obtaining such information as the Successor Funds reasonably request concerning the beneficial ownership of the Predecessor Funds' shares.

     5.5 Subject to the provisions of this Agreement, the Successor Funds and the Predecessor Funds will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     5.6 The Predecessor Funds will provide the Successor Funds with information reasonably necessary for the preparation of a proxy statement/prospectus to be included in the Registration Statement, in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Predecessor Funds to consider approval of this Agreement and the transactions contemplated herein.

     5.7 As soon as is reasonably practicable after the Closing, the Predecessor Funds will make a liquidating distribution to their shareholders consisting of the Janus Value Fund Shares and the Janus International Fund Shares, as applicable, received at the Closing.

     5.8 The Successor Funds and the Predecessor Funds shall use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     5.9 The Corporation, on behalf of Predecessor Funds, covenants that the Corporation will, from time to time, as and when reasonably requested by the Successor Funds, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Successor Funds, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Corporation's, on behalf of the Predecessor Funds', title to and possession of the Janus Value Fund Shares and the Janus International Fund Shares to be delivered hereunder, and (b) the Trust's, on behalf of the Successor Funds', title to and possession of all the assets of the Predecessor Funds and otherwise to carry out the intent and purpose of this Agreement.

     5.10 The Successor Funds will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and other applicable law as may be necessary in order to continue their operations after the Closing Date.

6.  EXPENSES

     All of the expenses and costs of the Reorganization and the transactions contemplated thereby shall be borne by Janus Capital.

7.  ENTIRE AGREEMENT

     The Trust, on behalf of the Successor Funds, and the Corporation, on behalf of the Predecessor Funds, agree that this Agreement constitutes the entire agreement between the parties.

8.  TERMINATION

     This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before December 31, 2003, unless such date is extended by mutual agreement of the parties, (iii) by resolution of the Board of Trustees of the Trust or the Board of Directors of the Corporation, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of either Board, make proceeding with the Agreement inadvisable, or (iv) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective trustees/directors or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

9.  AMENDMENTS

     This agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the parties.

10.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the parties hereto at their respective principal places of business.

11.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

     11.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     11.2 This Agreement may be executed in any number of counterparts each of which shall be deemed an original.

     11.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

     11.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     11.5 It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but shall bind only the trust property of the Trust, as provided in the Trust Instrument of the Trust. The execution and delivery by such officers of the Trust shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Trust as provided in the Trust Instrument of the Trust. The Trust is a series company with two series and has entered into this Agreement on behalf of the Successor Funds.

              THE REMAINDER OF THIS PAGE INTENTIONALLY LEFT BLANK.

     IN WITNESS WHEREOF, the undersigned has caused this Agreement to be executed as of the date set forth above.

ATTEST                                                      JANUS ADVISER
                                                            For and on behalf of U.S. Value Fund and
                                                            International Equity Fund


 Name: ---------------------------------------------         By:               /s/ KELLEY ABBOTT HOWES
                      Secretary                                    ------------------------------------------------
                                                                              Name: Kelley Abbott Howes
                                                                                Title: Vice President


ATTEST                                                      VONTOBEL FUNDS, INC.
                                                            For and on behalf of Vontobel U.S. Value Fund
                                                            and Vontobel International Equity Fund


 Name: ---------------------------------------------         By:                 /s/ JOHN PASCO, III
                      Secretary                                    ------------------------------------------------
                                                                                Name: John Pasco, III
                                                                                   Title: Chairman

                                                                          PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                        JANUS ADVISER - U.S. VALUE FUND
                   JANUS ADVISER - INTERNATIONAL EQUITY FUND
                                EACH A SERIES OF
                                 JANUS ADVISER
                              100 FILLMORE STREET
                          DENVER, COLORADO 80206-4928

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus/Proxy Statement dated August 28, 2003, relating to the proposed transfer of all or substantially all of the assets and liabilities of Vontobel U.S. Value Fund and Vontobel International Equity Fund, each a series of Vontobel Funds, Inc., to Janus Adviser - U.S. Value Fund and Janus Adviser - International Equity Fund, respectively, in exchange for shares of Janus Adviser - U.S. Value Fund and Janus Adviser - International Equity Fund. A copy of the Prospectus/Proxy Statement may be obtained without charge by contacting Janus Capital Management LLC ("Janus") at 100 Fillmore Street, Denver, Colorado 80206-4928 or by telephoning Janus toll free at 1-800-525-3713.

     The date of this Statement of Additional Information is August 28, 2003.

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
Exhibits....................................................  B-3
Introduction................................................  B-3
Incorporation by Reference..................................  B-3
Additional Information about Janus Adviser - U.S. Value Fund and Janus Adviser - International Equity Fund.............  B-3
     Fund History...........................................  B-3
     Description of the Funds and Their Investments and
      Risks.................................................  B-3
     Management of the Funds................................  B-4
     Control Persons and Principal Holders of Securities....  B-4
     Investment Advisory and Other Services.................  B-4
     Brokerage Allocation and Other Practices...............  B-4
     Capital Stock and Other Securities.....................  B-4
     Purchase, Redemption and Pricing of Shares.............  B-4
     Taxation of the Fund...................................  B-4
     Underwriters...........................................  B-4
     Calculation of Performance Data........................  B-4
     Financial Statements...................................  B-5
Additional Information about Vontobel U.S. Value Fund and
  Vontobel International Equity Fund........................  B-5
     Fund History...........................................  B-5
     Description of the Funds and Their Investments and
      Risks.................................................  B-5
     Management of the Funds................................  B-5
     Control Persons and Principal Holders of Securities....  B-5
     Investment Advisory and Other Services.................  B-5
     Brokerage Allocation and Other Practices...............  B-5
     Capital Stock and Other Securities.....................  B-5
     Purchase, Redemption and Pricing of Shares.............  B-5
     Taxation of the Fund...................................  B-5
     Underwriters...........................................  B-5
     Calculation of Performance Data........................  B-6
     Financial Statements...................................  B-6

                                    EXHIBITS

     The following documents are attached as exhibits to this Statement of Additional Information:

Exhibit A:  Preliminary Statement of Additional Information, dated
            August 28, 2003, of Janus Adviser with respect to Janus
            Adviser - U.S. Value Fund and Janus Adviser - International
            Equity Fund (the "Janus Adviser SAI")
Exhibit B:  Annual Report, dated December 31, 2002, of Vontobel Funds,
            Inc.
Exhibit C:  Statement of Additional Information, dated May 1, 2003, of
            Vontobel Funds, Inc. (the "Vontobel SAI")

                         PRO FORMA FINANCIAL STATEMENTS

     Pro forma financial statements are not included since Vontobel U.S. Value Fund and Vontobel International Equity Fund are being combined with Janus Adviser - U.S. Value Fund and Janus Adviser - International Equity Fund, respectively, which are newly created funds that do not have any assets or liabilities.

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in a Prospectus/Proxy Statement dated August 28, 2003 (the "Prospectus/Proxy Statement") relating to the proposed reorganization of Vontobel U.S. Value Fund and Vontobel International Equity Fund, each a series of Vontobel Funds, Inc., into Janus Adviser - U.S. Value Fund and Janus
Adviser - International Equity Fund, each a series of Janus Adviser. The Prospectus/Proxy Statement has been sent to the shareholders of Vontobel U.S. Value Fund and Vontobel International Equity Fund in connection with the solicitation by the management of those funds of proxies to be voted at the Special Meeting of Shareholders of Vontobel U.S. Value Fund and Vontobel International Equity Fund to be held on September 19, 2003.

                           INCORPORATION BY REFERENCE

     The following documents are incorporated by reference into this Statement of Additional Information:

     - The Vontobel SAI (file no. 002-78931), filed with the Securities and Exchange Commission on May 14, 2003 (accession number:
       0001108086-03-000034)

     - Annual Report, dated December 31, 2002, of Vontobel Funds, Inc. (file no. 811-03551) filed with the Securities and Exchange Commission on March 7, 2003 (accession number: 0000705455-03-000001)

     - The Janus Adviser SAI (file no. 333-106142), filed with the Securities and Exchange Commission on June 16, 2003 (accession number:
       0000950134-03-009198)

           ADDITIONAL INFORMATION ABOUT JANUS ADVISER - U.S. VALUE FUND AND
                      JANUS ADVISER - INTERNATIONAL EQUITY FUND

FUND HISTORY

     For additional information about Janus Adviser - U.S. Value Fund and Janus Adviser - International Equity Fund generally and their history, see the introduction to the Janus Adviser SAI.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

     For additional information about the investment objective, policies, risks and restrictions of Janus Adviser - U.S. Value Fund and Janus
Adviser - International Equity Fund, see "Classification, Investment Policies and Restrictions, and Investment Strategies and Risks" in the Janus Adviser SAI.

MANAGEMENT OF THE FUNDS

     For additional information regarding the management of Janus Adviser - U.S. Value Fund and Janus Adviser - International Equity Fund, see "Trustee and Officers" in the Janus Adviser SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information regarding ownership of shares of Janus Adviser - U.S. Value Fund and Janus Adviser - International Equity Fund, see "Principal Shareholders" in the Janus Adviser SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information about investment advisory and other services, see "Investment Adviser and Subadviser" in the Janus Adviser SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information regarding brokerage allocation practices of Janus Adviser - U.S. Value Fund and Janus Adviser - International Equity Fund, see "Portfolio Transactions and Brokerage" in the Janus Adviser SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For additional information regarding voting rights and other aspects of shares of Janus Adviser - U.S. Value Fund and Janus Adviser - International Equity Fund, see "Miscellaneous Information - Shares of the Trust", "Miscellaneous Information - Shareholder Meetings" and "Miscellaneous Information - Voting Rights" in the Janus Adviser SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about share purchase, redemption and pricing of shares of Janus Adviser - U.S. Value Fund and Janus Adviser - International Equity Fund, see "Shares of the Trust" in the Janus Adviser SAI.

TAXATION OF THE FUND

     For additional information regarding tax matters, see "Income Dividends, Capital Gains Distributions and Tax Status" in the Janus Adviser SAI.

UNDERWRITERS

     For additional information about underwriting of shares of Janus
Adviser - U.S. Value Fund and Janus Adviser - International Equity Fund, see "Custodian, Transfer Agent and Certain Affiliations" and Shares of the Funds" in the Janus Adviser SAI.

CALCULATION OF PERFORMANCE DATA

     For additional information regarding the investment performance of Janus Adviser - U.S. Value Fund and Janus Adviser - International Equity Fund, see "Performance Information" in the Janus Adviser SAI.

FINANCIAL STATEMENTS

     For additional information, see "Financial Statements" in the Janus Adviser SAI.

           ADDITIONAL INFORMATION ABOUT VONTOBEL U.S. VALUE FUND AND
                       VONTOBEL INTERNATIONAL EQUITY FUND

FUND HISTORY

     For additional information about Vontobel U.S. Value Fund and Vontobel International Equity Fund generally and their history, see "General Information" in the Vontobel SAI.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

     For additional information about the investment objective, policies, risks and restrictions of Vontobel U.S. Value Fund and Vontobel International Equity Fund, see "Investment Objectives", "Strategies and Risks", "Investment Programs" and "Investment Restrictions" in the Vontobel SAI.

MANAGEMENT OF THE FUNDS

     For additional information regarding the management of Vontobel U.S. Value Fund and Vontobel International Equity Fund, see "Management of the Company" in the Vontobel SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information regarding ownership of shares of Vontobel U.S. Value Fund and Vontobel International Equity Fund, see "Principal Securities Holders" in the Vontobel SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information about investment advisory and other services, see "Investment Adviser and Advisory Agreement" and "Management-Related Services" in the Vontobel SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information regarding brokerage allocation practices of Vontobel U.S. Value Fund and Vontobel International Equity Fund, see "Portfolio Transactions" in the Vontobel SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For additional information regarding voting rights and other aspects of shares of Vontobel U.S. Value Fund and Vontobel International Equity Fund, see "Capital Stock and Dividends" in the Vontobel SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about share purchase, redemption and pricing of shares of Vontobel U.S. Value Fund and Vontobel International Equity Fund, see "Additional Information about Purchases and Sales" in the Vontobel SAI.

TAXATION OF THE FUND

     For additional information regarding tax matters, see "Tax Status" in the Vontobel SAI.

UNDERWRITERS

     For additional information about underwriting of shares of Vontobel U.S. Value Fund and Vontobel International Equity Fund, see "Management-Related Services" and "Distribution" in the Vontobel SAI.

CALCULATION OF PERFORMANCE DATA

     For additional information regarding the investment performance of Vontobel U.S. Value Fund and Vontobel International Equity Fund, see "Investment Performance" in the Vontobel SAI.

FINANCIAL STATEMENTS

     For additional information, see "Financial Information" in the Vontobel
SAI.